UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6241


                             Loomis Sayles Funds II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

ITEM I SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS - as of June 30, 2005 (Unaudited)

Loomis Sayles Aggressive Growth Fund

                                                                     Shares               Value (a)
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.3% of total net assets
Aerospace & Defense - 2.1%
Precision Castparts Corp.                                            13,200             $ 1,028,280
                                                                                        -----------

Beverages - 2.1%
Constellation Brands, Inc., Class A (c)                              33,925               1,000,788
                                                                                        -----------

Biotechnology - 4.4%
Affymetrix, Inc. (c)(d)                                               8,075                 435,484
Amylin Pharmaceuticals, Inc. (c)(d)                                  20,675                 432,728
Celgene Corp. (c)(d)                                                  6,800                 277,236
Idenix Pharmaceuticals, Inc. (c)                                      9,750                 211,380
Invitrogen Corp. (c)                                                  9,200                 766,268
                                                                                        -----------
                                                                                          2,123,096
                                                                                        -----------

Capital Markets - 2.0%
Legg Mason, Inc.                                                      9,225                 960,415
                                                                                        -----------

Commercial Banks - 1.5%
SVB Financial Group (c)(d)                                           15,000                 718,500
                                                                                        -----------

Commercial Services & Supplies - 2.6%
Corporate Executive Board Co.                                        16,175               1,266,988
                                                                                        -----------

Communications Equipment - 2.3%
Juniper Networks, Inc. (c)                                           45,125               1,136,248
                                                                                        -----------

Computers & Peripherals - 0.8%
PalmOne, Inc. (c)                                                    12,150                 383,576
                                                                                        -----------

Diversified Financial Services - 2.5%
Moody's Corp.                                                        26,550               1,193,688
                                                                                        -----------

Electronic Equipment & Instruments - 1.6%
Cogent, Inc. (c)(d)                                                  27,250                 777,988
                                                                                        -----------

Energy Equipment & Services - 3.9%
National-Oilwell Varco, Inc. (c)                                     15,925                 757,075
Transocean, Inc. (c)                                                 20,750               1,119,877
                                                                                        -----------
                                                                                          1,876,952
                                                                                        -----------

Food & Staples Retailing - 2.3%
Whole Foods Market, Inc.                                              9,625               1,138,637
                                                                                        -----------

Healthcare Equipment & Supplies - 3.8%
Intuitive Surgical, Inc. (c)(d)                                       9,225                 430,254
St. Jude Medical, Inc. (c)                                           17,800                 776,258
Ventana Medical Systems, Inc. (c)(d)                                 15,550                 625,576
                                                                                        -----------
                                                                                          1,832,088
                                                                                        -----------

Healthcare Providers & Services - 11.0%
Covance, Inc. (c)                                                    19,850               $ 890,670
Express Scripts, Inc. (c)(d)                                         15,000                 749,700
Medco Health Solutions, Inc. (c)                                     18,550                 989,828
Sierra Health Services, Inc. (c)(d)                                  14,275               1,020,091
United Surgical Partners International, Inc. (c)(d)                  14,175                 738,234
WellPoint, Inc. (c)                                                  13,500                 940,140
                                                                                        -----------
                                                                                          5,328,663
                                                                                        -----------

Hotels, Restaurants & Leisure - 5.1%
Starwood Hotels & Resorts Worldwide, Inc.                            12,850                 752,624
Station Casinos, Inc.                                                14,200                 942,880
Yum! Brands, Inc.                                                    14,950                 778,596
                                                                                        -----------
                                                                                          2,474,100
                                                                                        -----------

Household Durables - 7.9%
D.R. Horton, Inc.                                                    26,600               1,000,426
Harman International Industries, Inc.                                 8,300                 675,288
Meritage Homes Corp. (c)                                              6,250                 496,875
Tempur-Pedic International, Inc. (c)(d)                              30,425                 674,827
Toll Brothers, Inc. (c)(d)                                            9,650                 979,957
                                                                                        -----------
                                                                                          3,827,373
                                                                                        -----------

Internet Software & Services - 3.8%
Google, Inc., Class A (c)                                             2,500                 735,375
VeriSign, Inc. (c)                                                   38,350               1,102,946
                                                                                        -----------
                                                                                          1,838,321
                                                                                        -----------

IT Services - 2.7%
Cognizant Technology Solutions Corp. (c)                             27,875               1,313,749
                                                                                        -----------

Media - 4.5%
Getty Images, Inc. (c)                                               13,250                 983,945
Univision Communications, Inc., Class A (c)                          17,175                 473,171
XM Satellite Radio Holdings, Inc., Class A (c)(d)                    22,125                 744,728
                                                                                        -----------
                                                                                          2,201,844
                                                                                        -----------

Oil, Gas & Consumable Fuels - 3.8%
EOG Resources, Inc.                                                  20,550               1,167,240
Southwestern Energy Co. (c)(d)                                       14,025                 658,894
                                                                                        -----------
                                                                                          1,826,134
                                                                                        -----------

Real Estate - 4.6%
CB Richard Ellis Group, Inc., Class A (c)                            23,525               1,031,807
St. Joe Co.                                                          14,525               1,184,368
                                                                                        -----------
                                                                                          2,216,175
                                                                                        -----------

Semiconductors & Semiconductor Equipment - 5.7%
Cypress Semiconductor Corp. (c)(d)                                   33,600                 423,024
Marvell Technology Group Ltd. (c)                                    24,800                 943,392
MEMC Electronic Materials, Inc. (c)                                  44,825                 706,890
Microsemi Corp. (c)                                                  36,400                 684,320
                                                                                        -----------
                                                                                          2,757,626
                                                                                        -----------

Software - 4.5%
Activision, Inc. (c)                                                 44,925                 742,161
Autodesk, Inc.                                                       21,250                 730,362
Micros Systems, Inc. (c)                                             16,100                 720,475
                                                                                        -----------
                                                                                          2,192,998
                                                                                        -----------

Specialty Retail - 6.3%
Advance Auto Parts, Inc. (c)                                         16,675               1,076,371
Chico's FAS, Inc. (c)                                                28,700                 983,836
Urban Outfitters, Inc. (c)(d)                                        18,050               1,023,255
                                                                                        -----------
                                                                                          3,083,462
                                                                                        -----------

Textiles Apparel & Luxury Goods - 2.3%
Coach, Inc. (c)                                                      33,850             $ 1,136,345
                                                                                        -----------

Wireless Telecommunication Services - 4.2%
Nextel Partners, Inc., Class A (c)                                   51,675               1,300,660
NII Holdings Inc., Class B (c)(d)                                    11,475                 733,711
                                                                                        -----------
                                                                                          2,034,371
                                                                                        -----------

TOTAL COMMON STOCKS
(Identified Cost $41,365,182)                                                            47,668,405
                                                                                        -----------

                                                              Principal Amount
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 21.1% of total net assets

Repurchase Agreement with State Street Corp.,
dated 6/30/05 at 1.400% to be repurchased at
$1,236,048 on 7/01/05 collateralized by $1,255,000
U.S. Treasury Bond, due 4/30/07 with a value of
$1,262,148 (e)                                                   $1,236,000               1,236,000
                                                                                        -----------

                                                                   Shares
----------------------------------------------------------------------------------------------------
State Street Navigator Securities Lending Prime
Portfolio (f)                                                     9,009,569               9,009,569
                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $10,245,569)                                                            10,245,569
                                                                                       ------------
TOTAL INVESTMENTS - 119.4%
(Identified Cost $51,610,751) (b)                                                        57,913,974
Other assets less liabilities -- (19.4)%                                                 (9,421,236)
                                                                                       ------------
TOTAL NET ASSETS -- 100%                                                               $ 48,492,738
                                                                                       ============

(a) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other investment companies are valued at the net asset value each day.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and passive foreign investment companies.): At June 30, 2005, the unrealized appreciation on investments based on cost of $51,610,751 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments
         in which there is an excess of value over tax cost                             $ 6,612,528
         Aggregate gross unrealized depreciation for all investments
         in which there is an excess tax cost over value                                   (309,305)
                                                                                        -----------
         Net unrealized appreciation                                                    $ 6,303,223
                                                                                        ===========

(c)      Non-income producing security.

(d) All or a portion of this security was on loan to brokers at June 30, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2005 were $8,800,098 and $9,009,569, respectively.

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(f)      Represents investments of securities lending collateral.

--------------------------------------------------------------------------------
               Loomis Sayles Growth Fund - Schedule of Investments
--------------------------------------------------------------------------------

Investments as of June 30, 2005 (Unaudited)

      Shares             Description                                                     Value (a)
----------------------------------------------------------------------------------------------------
     Common Stocks - 98.7% of Total Net Assets
                         Biotechnology - 1.3%
       31,000            Genentech, Inc. (c)                                            $ 2,488,680
                                                                                        -----------

                         Capital Markets - 6.8%
       63,994            Legg Mason, Inc.                                                 6,662,415
       35,026            Lehman Brothers Holdings, Inc.                                   3,477,381
       45,523            T. Rowe Price Group, Inc.                                        2,849,740
                                                                                        -----------
                                                                                         12,989,536
                                                                                        -----------

                         Communications Equipment - 6.3%
       99,350            Cisco Systems, Inc. (c)                                          1,898,579
      148,575            Corning, Inc. (c)                                                2,469,316
       87,875            Juniper Networks, Inc. (c)                                       2,212,693
      203,375            Motorola, Inc.                                                   3,713,627
       50,200            QUALCOMM, Inc.                                                   1,657,102
                                                                                        -----------
                                                                                         11,951,317
                                                                                        -----------

                         Computers & Peripherals - 3.9%
       60,587            Apple Computer, Inc. (c)                                         2,230,207
      132,825            Dell, Inc. (c)                                                   5,247,916
                                                                                        -----------
                                                                                          7,478,123
                                                                                        -----------

                         Diversified Financial Services - 4.1%
       10,125            Chicago Mercantile Exchange Holdings, Inc.                       2,991,937
      104,737            Moody's Corp.                                                    4,708,976
                                                                                        -----------
                                                                                          7,700,913
                                                                                        -----------

                         Food & Staples Retailing - 4.5%
       85,475            Walgreen Co.                                                     3,930,995
       39,009            Whole Foods Market, Inc.                                         4,614,765
                                                                                        -----------
                                                                                          8,545,760
                                                                                        -----------

                         Healthcare Equipment & Supplies - 5.6%
       32,575            C.R. Bard, Inc.                                                  2,166,563
       89,375            St. Jude Medical, Inc. (c)                                       3,897,644
       42,675            Stryker Corp.                                                    2,029,623
       34,214            Zimmer Holdings, Inc. (c)                                        2,606,080
                                                                                        -----------
                                                                                         10,699,910
                                                                                        -----------

                         Healthcare Providers & Services - 13.1%
       53,600            Aetna, Inc.                                                      4,439,152
       91,325            Caremark Rx, Inc. (c)                                            4,065,789
       65,650            HCA, Inc.                                                        3,720,386
       66,700            Medco Health Solutions, Inc. (c)                                 3,559,112
       72,992            UnitedHealth Group, Inc.                                         3,805,803
       76,002            WellPoint, Inc. (c)                                              5,292,779
                                                                                        -----------
                                                                                         24,883,021
                                                                                        -----------

                         Household Durables - 5.7%
       91,541            D.R. Horton, Inc.                                                3,442,857
       39,950            Pulte Homes, Inc.                                                3,365,788
       38,750            Toll Brothers, Inc.  (c)(d)                                      3,935,062
                                                                                        -----------
                                                                                         10,743,707
                                                                                        -----------

                         Household Products - 3.3%
      117,925            Procter & Gamble Co.                                             6,220,544
                                                                                        -----------

                         Industrial Conglomerates - 3.6%
      194,611            General Electric Co.                                             6,743,271
                                                                                        -----------

                         Insurance - 4.4%
       31,950            Hartford Financial Services Group, Inc.                        $ 2,389,221
       55,875            Metlife, Inc.                                                    2,511,023
       51,575            Prudential Financial, Inc.                                       3,386,414
                                                                                        -----------
                                                                                          8,286,658
                                                                                        -----------

                         Internet Software & Services - 6.0%
       25,155            Google, Inc., Class A (c)                                        7,399,343
      113,175            Yahoo! Inc. (c)                                                  3,921,514
                                                                                        -----------
                                                                                         11,320,857
                                                                                        -----------

                         IT Services - 1.0%
       41,925            Cognizant Technology Solutions Corp. (c)                         1,975,925
                                                                                        -----------

                         Media - 1.2%
       30,775            Getty Images, Inc. (c)(d)                                        2,285,351
                                                                                        -----------

                         Multiline Retail - 1.5%
       18,625            Sears Holdings Corp. (c)                                         2,791,329
                                                                                        -----------

                         Oil, Gas & Consumable Fuels - 3.5%
       36,315            EOG Resources, Inc.                                              2,062,692
       44,000            Exxon Mobil Corp.                                                2,528,680
       57,545            XTO Energy, Inc. (d)                                             1,955,955
                                                                                        -----------
                                                                                          6,547,327
                                                                                        -----------

                         Pharmaceuticals - 4.5%
       67,600            Abbott Laboratories                                              3,313,076
       78,791            Johnson & Johnson                                                5,121,415
                                                                                        -----------
                                                                                          8,434,491
                                                                                        -----------

                         Semiconductors & Semiconductor Equipment - 6.3%
       51,575            Broadcom Corp., Class A (c)                                      1,831,428
      237,200            Intel Corp.                                                      6,181,432
      140,425            Texas Instruments, Inc.                                          3,941,730
                                                                                        -----------
                                                                                         11,954,590
                                                                                        -----------

                         Software - 3.0%
       88,767            Adobe Systems, Inc.                                              2,540,512
       39,900            Autodesk, Inc.                                                   1,371,363
       69,575            Microsoft Corp.                                                  1,728,243
                                                                                        -----------
                                                                                          5,640,118
                                                                                        -----------

                         Specialty Retail - 6.6%
       84,425            American Eagle Outfitters, Inc.                                  2,587,626
       63,575            Bed Bath & Beyond, Inc. (c)                                      2,656,164
       47,250            Best Buy Co., Inc.                                               3,238,988
      115,323            Chico's FAS, Inc. (c)                                            3,953,272
                                                                                        -----------
                                                                                         12,436,050
                                                                                        -----------

                         Textiles Apparel & Luxury Goods - 2.5%
      140,631            Coach, Inc. (c)                                                  4,720,983
                                                                                        -----------

                         Total Common Stocks
                         (Identified Cost $169,021,133)                                 186,838,461
                                                                                        -----------

 Principal Amount
 ----------------
Short-Term Investments - 5.5% of Total Net Assets
$   2,141,000            Repurchase Agreement with State Street Corp.,                   2,141,000
                         dated 6/30/05 at 1.400% to be repurchased at                  -----------
                         $2,141,083 on 7/1/05 collateralized by $2,205,000
                         U.S. Treasury Note, 3.000% due 12/31/2006 with a
                         value of $2,185,018 (e)


     Shares
     ------
    8,267,606            State Street Navigator Securities Lending Prime
                         Portfolio (f)                                                 $  8,267,606
                                                                                       ------------

                         Total Short-Term Investment
                         (Identified Cost $10,408,606)                                   10,408,606
                                                                                       ------------

                         Total Investments - 104.2%
                         (Identified Cost $179,429,739) (b)                             197,247,067
                         Other assets less liabilities -- (4.2)%                         (7,868,265)
                                                                                       ------------
                         Total Net Assets -- 100%                                      $189,378,802
                                                                                       ============

(a) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other investment companies are valued at the net asset value each day.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

         At June 30, 2005, the unrealized appreciation on investments based on cost of $179,429,739 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in
         which there is an excess of value over tax cost                              $  18,974,459
         Aggregate gross unrealized depreciation for all investments in
         which there is an excess tax cost over value                                    (1,157,131)
                                                                                      -------------
         Net unrealized appreciation                                                  $  17,817,328
                                                                                      =============

(c)      Non-income producing security.

(d) All or a portion of this security was on loan to brokers at June 30, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2005 were $8,094,517 and $8,267,606, respectively.

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(f)      Represents investments of securities lending collateral.

--------------------------------------------------------------------------------
LOOMIS SAYLES HIGH INCOME FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of June 30, 2005
(unaudited)

  Principal
    Amount          Description                                                          Value (a)
----------------------------------------------------------------------------------------------------
Bonds and Notes -- 93.4% of Total Net Assets

                    Aerospace/Defense -- 0.6%
$   250,000         TD Funding Corp., Senior Subordinated Note
                    8.375%, 7/15/2011                                                  $    265,000
                                                                                       ------------

                    Airlines -- 2.0%
    225,000         AMR Corp., Senior Note, Convertible
                    4.250%, 9/23/2023                                                       194,625
     35,000         AMR Corp., Senior Note, Convertible
                    4.500%, 2/15/2024                                                        27,037
     86,366         Continental Airlines, Inc., Series 1997-4, Class 4B
                    6.900%, 1/02/2017                                                        70,341
    165,762         Continental Airlines, Inc., Series 1998-1, Class 1A
                    6.648%, 9/15/2017                                                       163,570
    169,920         Continental Airlines, Inc., Series 1998-1, Class 1B
                    6.748%, 3/15/2017                                                       139,497
     54,100         Continental Airlines, Inc., Series 1999-1, Class C
                    6.954%, 8/02/2009                                                        43,854
    109,326         Continental Airlines, Inc., Series 1999-2, Class B
                    7.566%, 3/15/2020                                                        90,039
    120,690         Continental Airlines, Inc., Series 2002-2, Class B
                    8.307%, 4/02/2018                                                       100,354
                                                                                       ------------
                                                                                            829,317
                                                                                       ------------

                    Automotive -- 4.8%
    600,000         Cummins, Inc.
                    7.125%, 3/01/2028                                                       604,500
     35,000         Dana Corp.
                    5.850%, 1/15/2015                                                        30,800
    100,000         Dana Corp.
                    7.000%, 3/15/2028                                                        87,536
    195,000         Dana Corp.
                    7.000%, 3/1/2029                                                        170,353
    230,000         Delphi Corp.
                    7.125%, 5/01/2029                                          (c)          158,700
    145,000         Ford Motor Co.
                    6.375%, 2/01/2029                                                       111,798
    355,000         General Motors Acceptance Corp.
                    4.130%, 3/20/2007                                                       344,292
    145,000         General Motors Acceptance Corp.
                    8.000%, 11/01/2031                                                      129,390
    125,000         General Motors Acceptance Corp. of Canada, Ltd.,
                    Series E., (MTN) 6.625%, 12/17/2010 (GBP)                               202,520
    110,000         Tenneco Automotive, Inc., Senior Subordinated Note
                    8.625%, 11/15/2014                                                      110,550
                                                                                       ------------
                                                                                          1,950,439
                                                                                       ------------

                    Banking -- 3.2%
  7,000,000         Barclays Bank PLC, 144A
                    4.160%, 2/22/2010 (THB)                                    (d)          169,243
  9,000,000         Barclays Financial, LLC, 144A
                    4.100%, 3/22/2010 (THB)                                    (d)          216,923
    990,000         Citibank NA, 144A
                    15.000%, 7/02/2010 (BRL)                                   (d)          434,374
    500,000         HSBC Bank USA, 144A
                    3.310%, 8/25/2010                                          (d)          502,800
                                                                                       ------------
                                                                                          1,323,340
                                                                                       ------------

                    Biotechnology -- 0.4%
    165,000         Enzon, Inc.
                    4.500%, 7/01/2008                                                       145,612
                                                                                       ------------

                    Chemicals -- 2.6%
    450,000         Borden Chemical, Inc.
                    7.875%, 2/15/2023                                                       360,000
    550,000         Borden Chemical, Inc.
                    9.200%, 3/15/2021                                                       506,000
    270,000         Hercules, Inc., Subordinated Note
                    6.500%, 6/30/2029                                                       207,900
                                                                                       ------------
                                                                                          1,073,900
                                                                                       ------------

                    Commercial Services -- 0.3%
     95,000         Hertz Corp., Senior Note
                    6.350%, 6/15/2010                                                        90,852
     20,000         Hertz Corp., Senior Note
                    6.900%, 8/15/2014                                                        18,594
     20,000         NGL Capital Securities
                    8.316%, 6/01/2027                                                        17,500
                                                                                       ------------
                                                                                            126,946
                                                                                       ------------

                    Construction Machinery -- 2.6%
    350,000         Case Credit Corp.
                    6.750%, 10/21/2007                                                      341,250
    100,000         Case New Holland, Inc., Senior Note, 144A
                    9.250%, 8/01/2011                                                       105,000
    120,000         Great Lakes Dredge & Dock Corp., Senior Subordinated
                    Note 7.750%, 12/15/2013                                    (c)           90,900
    550,000         United Rentals North America, Inc., Senior Subordinated
                    Note 7.000%, 2/15/2014                                     (c)          523,875
                                                                                       ------------
                                                                                          1,061,025
                                                                                       ------------

                    Electric -- 5.2%
    340,000         AES Corp. (The), Senior Note
                    7.750%, 3/01/2014                                                       368,900
    100,000         Allegheny Energy Supply Co., LLC
                    7.800%, 3/15/2011                                                       109,000
    100,000         Calpine Corp., Senior Note
                    7.750%, 4/15/2009                                          (c)           68,000
    200,000         Calpine Corp., Senior Note
                    7.875%, 4/01/2008                                          (c)          140,000
    705,000         Calpine Corp., Senior Note
                    8.500%, 2/15/2011                                          (c)          482,925
    170,000         Calpine Corp., Senior Secured Note, 144A
                    8.750%, 7/15/2013                                                       125,800
    360,000         Enersis SA, Cayman Island
                    7.400%, 12/01/2016 (yankee)                                             391,410
    140,000         Enersis SA, Chile
                    7.375%, 1/15/2014                                                       151,109
     44,218         Salton SEA Funding Corp., Series E, Senior Note
                    8.300%, 5/30/2011                                                        48,446
    250,000         TXU Corp., 144A
                    5.550%, 11/15/2014                                                      242,464
                                                                                       ------------
                                                                                          2,128,054
                                                                                       ------------

                    Electronics -- 0.5%
    125,000         Amkor Technology, Inc.
                    5.000%, 3/15/2007                                          (c)          108,125
    125,000         Amkor Technology, Inc., Senior Note
                    7.750%, 5/15/2013                                          (c)          107,500
                                                                                       ------------
                                                                                            215,625
                                                                                       ------------

                    Financial Services -- 0.4%
    145,000         Astoria Depositor Corp., 144A
                    8.144%, 5/01/2021                                                       143,550
                                                                                       ------------

                    Food and Beverage -- 1.9%
    600,000         Bavaria SA, Senior Note, 144A
                    8.875%, 11/01/2010                                                      660,900
    115,000         Friendly Ice Cream Corp., Guaranteed Senior Note
                    8.375%, 6/15/2012                                          (c)          111,550
                                                                                       ------------
                                                                                            772,450
                                                                                       ------------

                    Healthcare -- 2.4%
    150,000         Columbia/HCA, Inc.
                    7.500%, 12/15/2023                                                      158,188
     75,000         Columbia/HCA, Inc.
                    7.690%, 6/15/2025                                                        80,353
    500,000         Columbia/HCA, Inc.
                    7.750%, 7/15/2036                                                       532,687
    200,000         Columbia/HCA, Inc., (MTN)
                    7.580%, 9/15/2025                                                       210,871
                                                                                       ------------
                                                                                            982,099
                                                                                       ------------

                    Home Construction -- 0.7%
    300,000         K Hovnanian Enterprises
                    6.250%, 1/15/2015                                                       296,250
                                                                                       ------------

                    Independent Energy -- 0.9%
    270,000         Chesapeake Energy Corp., Senior Note
                    6.875%, 1/15/2016                                                       281,475
    100,000         Chesapeake Energy Corp., Senior Note, 144A
                    6.375%, 6/15/2015                                                       102,500
                                                                                       ------------
                                                                                            383,975
                                                                                       ------------

                    Integrated Energy -- 1.3%
    265,000         Cerro Negro Finance, Ltd., 144A
                    7.900%, 12/01/2020                                                      242,475
    300,000         Petrozuata Finance, Inc., Series B, 144A
                    8.220%, 4/01/2017                                                       281,250
                                                                                       ------------
                                                                                            523,725
                                                                                       ------------

                    Lodging -- 0.8%
    300,000         FelCor Lodging, LP, Senior Note
                    9.000%, 6/01/2011                                                       327,750
                                                                                       ------------

                    Media Cable -- 5.3%
    500,000         Charter Communications Holdings, Inc., Senior Note
                    9.625%, 11/15/2009                                                      373,750
    150,000         Charter Communications Holdings, Inc., Senior Note
                    10.000%, 5/15/2011                                                      109,500
    550,000         CSC Holdings, Inc., Senior Note
                    7.625%, 7/15/2018                                                       530,750
    200,000         Innova S De RL
                    9.375%, 9/19/2013                                                       225,500
    175,000         PanAmSat Corp.
                    6.875%, 1/15/2028                                                       164,719
    650,000         Rogers Cable, Inc., Senior Note
                    5.500%, 3/15/2014                                                       612,625
    150,000         Rogers Communications, Inc.
                    2.000%, 11/26/2005                                                      168,562
                                                                                       ------------
                                                                                          2,185,406
                                                                                       ------------

                    Metals and Mining -- 1.9%
    520,000         AK Steel Corp., Guaranteed Senior Note
                    7.750%, 6/15/2012                                          (c)          439,400
    150,000         Glencore Funding, LLC, Guaranteed Note, 144A
                    6.000%, 4/15/2014                                                       143,835
    175,000         Vale Overseas, Ltd.
                    8.250%, 1/17/2034                                                       192,500
                                                                                       ------------
                                                                                            775,735
                                                                                       ------------
                    Oil & Gas -- 0.3%
     40,000         Dynegy Holdings, Inc.
                    7.125%, 5/15/2018                                                        38,100
     90,000         NGC Corp.
                    7.625%, 10/15/2026                                                       85,725
                                                                                       ------------
                                                                                            123,825
                                                                                       ------------

                    Oil Field Services -- 0.1%
     35,000         North American Energy Partners, Inc., Senior Note
                    8.750%, 12/01/2011                                                       30,100
                                                                                       ------------

                    Packaging -- 1.5%
    350,000         Owens-Illinois, Inc., Senior Note
                    7.500%, 5/15/2010                                          (c)          367,500
    135,000         Owens-Illinois, Inc., Senior Note
                    7.800%, 5/15/2018                                                       141,750
    125,000         Solo Cup Co., Senior Subordinated Note
                    8.500%, 2/15/2014                                          (c)          116,875
                                                                                       ------------
                                                                                            626,125
                                                                                       ------------

                    Paper -- 4.5%
    270,000         Abitibi-Consolidated, Inc.
                    7.500%, 4/01/2028                                                       234,225
    250,000         Abitibi-Consolidated, Inc.
                    8.500%, 8/01/2029                                                       232,500
    100,000         Arcel Finance, Ltd., 144A
                    6.361%, 5/01/2012                                                       100,327
    200,000         Arcel Finance, Ltd., 144A
                    7.048%, 9/01/2011                                                       206,716
    685,000         Bowater, Inc.
                    6.500%, 6/15/2013                                          (c)          676,437
    165,000         Georgia-Pacific Corp.
                    7.250%, 6/01/2028                                                       176,550
    200,000         Georgia-Pacific Corp.
                    7.375%, 12/01/2025                                                      216,250
                                                                                       ------------
                                                                                          1,843,005
                                                                                       ------------

                    Pharmaceuticals -- 6.1%
     85,000         Elan Capital Corp., Ltd., Convertible
                    6.500%, 11/10/2008                                                      100,351
    120,000         Elan Finance Corp., Senior Note, 144A
                    7.750%, 11/15/2011                                                      102,600
    127,000         EPIX Pharmaceuticals, Inc., Senior Note
                    3.000%, 6/15/2024                                                        99,377
    325,000         Inhale Therapeutic Systems, Inc., Subordinated Note
                    3.500%, 10/17/2007                                                      302,656
    375,000         IVAX Corp., Senior Note, Convertible
                    1.500%, 3/01/2024                                          (c)          382,500
    202,000         IVAX Corp., Senior Subordinated Note, Convertible
                    4.500%, 5/15/2008                                          (c)          201,495
    250,000         Pharma Intermediate
                    0/11.500%, 4/01/2014                                       (g)          180,625
    200,000         Quintiles Transnational Corp., Senior Subordinated Note
                    10.000%, 10/01/2013                                                     219,000
    175,000         Regeneron Pharmaceuticals, Inc., Subordinated Note,
                    Convertible 5.500%, 10/17/2008                                          151,375
    155,000         Valeant Pharmaceuticals International, Subordinated Note,
                    Convertible 3.000%, 8/16/2010                                           132,719
    300,000         Valeant Pharmaceuticals International, Subordinated Note,
                    Convertible 4.000%, 11/15/2013                                          256,875
    310,000         Vertex Pharmaceuticals, Inc., 144A
                    5.750%, 2/15/2011                                                       382,075
                                                                                       ------------
                                                                                          2,511,648
                                                                                       ------------

                    Pipelines -- 6.0%
     65,000         Coastal Corp.
                    6.500%, 6/01/2008                                                        64,512
    415,000         El Paso CGP, Co.
                    6.375%, 2/01/2009                                                       408,775
    825,000         El Paso CGP, Co.
                    6.950%, 6/01/2028                                                       721,875
    165,000         Williams Cos., Inc.
                    7.875%, 9/01/2021                                                       187,687
    982,000         Williams Cos., Inc., Series A
                    7.500%, 1/15/2031                                                     1,063,015
                                                                                       ------------
                                                                                          2,445,864
                                                                                       ------------

                    Real Estate Investment Trusts -- 1.3%
    500,000         Crescent Real Estate Equities, LP, Senior
                    Subordinated Note 9.250%, 4/15/2009                                     532,500
                                                                                       ------------

                    Retailers -- 4.4%
    250,000         Dillard's Department Stores, Inc.
                    6.625%, 1/15/2018                                                       237,500
    600,000         Dillard's, Inc.
                    7.750%, 7/15/2026                                                       589,500
    270,000         Saks, Inc.
                    7.375%, 2/15/2019                                          (c)          270,000
    335,000         Toys R US, Inc.
                    7.375%, 10/15/2018                                                      273,025
    400,000         Woolworth Corp.
                    8.500%, 1/15/2022                                                       439,000
                                                                                       ------------
                                                                                          1,809,025
                                                                                       ------------

                    Sovereigns -- 5.1%
     95,000         Republic of Brazil
                    8.250%, 1/20/2034                                                        92,910
    175,000         Republic of Colombia
                    8.125%, 5/21/2024                                                       174,562
100,000,000         Republic of Colombia
                    11.750%, 3/01/2010 (COP)                                                 45,730
 19,250,000         United Mexican States
                    9.000%, 12/20/2012 (MXN)                                              1,756,723
                                                                                       ------------
                                                                                          2,069,925
                                                                                       ------------

                    Supranational -- 3.5%
  6,000,000         Inter-American Development Bank, Series E, (MTN)
                    Zero Coupon, 5/11/2009 (BRL)                               (d)        1,444,081
                                                                                       ------------

                    Technology -- 10.6%
    225,000         Corning, Inc.
                    5.900%, 3/15/2014                                          (c)          231,225
    270,000         Corning, Inc.
                    6.200%, 3/15/2016                                                       281,901
    225,000         Corning, Inc.
                    6.750%, 9/15/2013                                                       243,125
    155,000         Corning, Inc.
                    6.850%, 3/01/2029                                                       160,175
    215,000         Kulicke & Soffa Industries, Inc., Subordinated Note,
                    Convertible 0.500%, 11/30/2008                                          158,831
    910,000         Lucent Technologies, Inc.
                    6.450%, 3/15/2029                                                       814,450
    315,000         Maxtor Corp., Subordinated Note
                    5.750%, 3/01/2012                                          (d)          277,200
    425,000         Nortel Networks Corp.
                    6.875%, 9/01/2023                                                       397,375
    300,000         Nortel Networks Corp., Guaranteed Senior Note
                    4.250%, 9/01/2008                                                       279,750
    100,000         Northern Telecom Capital Corp.
                    7.875%, 6/15/2026                                                       100,000
    100,000         SCI Systems, Inc., Subordinated Note, Convertible
                    3.000%, 3/15/2007                                                        94,000
    105,000         Unisys Corp.
                    6.875%, 3/15/2010                                                       103,163
    325,000         Xerox Capital Trust I, Guaranteed Note
                    8.000%, 2/01/2027                                                       336,375
    300,000         Xerox Corp., (MTN)
                    7.200%, 4/01/2016                                                       324,000
    500,000         Xerox Corp., Senior Note
                    6.875%, 8/15/2011                                                       530,000
                                                                                       ------------
                                                                                          4,331,570
                                                                                       ------------

                    Transportation Services -- 4.9%
    275,000         American President Cos., Ltd., Senior Note
                    8.000%, 1/15/2024                                                       288,750
    123,906         Atlas Air, Inc., Series 1998-1, Class 1A
                    7.380%, 1/02/2018                                                       124,486
    121,281         Atlas Air, Inc., Series 1999-1, Class A1
                    7.200%, 1/02/2019                                                       121,479
    120,704         Atlas Air, Inc., Series 2000-1, Class A
                    8.707%, 1/02/2019                                                       125,490
    250,000         Bombardier Capital Funding, LP
                    6.750%, 5/14/2009 (GBP)                                                 437,137
    300,000         Overseas Shipholding Group, Senior Note
                    7.500%, 2/15/2024                                                       289,500
    295,000         Stena AB, Senior Note
                    7.000%, 12/01/2016                                                      273,613
    350,000         Stena AB, Senior Note
                    7.500%, 11/01/2013                                                      344,750
                                                                                       ------------
                                                                                          2,005,205
                                                                                       ------------

                    Wireless -- 1.5%
    250,000         NTL Cable PLC
                    9.750%, 4/15/2014 (GBP)                                                 458,387
    150,000         Rogers Wireless Communications, Inc., Senior Secured Note
                    6.375%, 3/01/2014                                                       152,625
                                                                                       ------------
                                                                                            611,012
                                                                                       ------------
                    Wirelines -- 5.8%
     50,000         Cincinnati Bell, Inc.
                    8.375%, 1/15/2014                                          (c)           51,250
     95,000         Citizens Communications Co.
                    7.000%, 11/01/2025                                                       82,650
    155,000         Citizens Communications Co., Senior Note
                    9.000%, 8/15/2031                                                       158,875
     80,000         MCI, Inc., Senior Note
                    8.735%, 5/01/2014                                                        89,700
    375,000         Qwest Capital Funding, Inc.
                    6.875%, 7/15/2028                                                       297,188
  1,890,000         Qwest Capital Funding, Inc.
                    7.750%, 2/15/2031                                          (c)        1,630,125
     75,000         Qwest Capital Funding, Inc., Guaranteed Note
                    7.000%, 8/03/2009                                          (c)           73,313
                                                                                       ------------
                                                                                          2,383,101
                                                                                       ------------
                    Total Bonds and Notes (Identified Cost $35,880,428)                  38,277,184
                                                                                       ------------

   Shares           Description                                                          Value (a)
----------------------------------------------------------------------------------------------------
Preferred Stocks -- 4.0%
                    Electric -- 1.7%
      6,475         AES Trust III, Preferred, 6.75%, 10/15/2029                             308,372
      8,000         CMS Energy Trust I, Preferred, Convertible, 7.75%,
                    7/15/2027                                                               404,000
                                                                                       ------------
                                                                                            712,372
                                                                                       ------------

                    Packaging -- 0.6%
      6,500         Owens-Illinois, Inc., Convertible, 4.75%, 12/31/2049       (c)          264,875
                                                                                       ------------

                    Pipelines -- 0.9%
      4,000         Williams Holdings of Delaware, Preferred, Convertible,
                    5.50%, 6/01/2033                                                        364,000
                                                                                       ------------

                    Technology -- 0.5%
        225         Lucent Technologies Capital Trust I, Convertible, 7.75%,
                    3/15/2017                                                               218,419
                                                                                       ------------

                    Wirelines -- 0.3%
      2,000         Philippine Long Distance Telephone Co., Sponsored GDR,
                    Convertible, $24.80, 12/31/2049                                         103,000
                                                                                       ------------

                    Total Preferred Stocks (Identified Cost $1,412,789)                   1,662,666
                                                                                       ------------

   Shares           Description                                                          Value (a)
----------------------------------------------------------------------------------------------------
Common Stocks -- 0.2%
                    Investment Companies -- 0.1%
      2,220         CIM High Yield Securities Fund                                            9,013
      2,175         High Income Opportunity Fund, Inc.                                       14,051
      3,835         Morgan Stanley Emerging Markets Debt Fund, Inc.            (c)           38,120
        525         Senior High Income Portfolio, Inc.                                        3,129
                                                                                       ------------
                                                                                             64,313
                                                                                       ------------

                    Metals and Mining -- 0.1%
        900         Cia Vale do Rio Doce, ADR                                  (c)           26,352
                                                                                       ------------

                    Total Common Stocks (Identified Cost $77,368)                            90,665
                                                                                       ------------

Principal
 Amount             Description                                                          Value (a)
----------------------------------------------------------------------------------------------------
Short Term Investments -- 15.5%

    639,072         Repurchase Agreement with Investors Bank & Trust Co.
                    dated 6/30/2005 at $639,108 on 07/01/2005,
                    collateralized by $671,317 Federal National Mortgage
                    Administration Bond, 3.86% due 1/25/2032 valued at
                    $671,026.                                                  (f)          639,072
    263,212         American Beacon Fund, 3.18%, due 7/01/2005                 (e)          263,212
    376,388         Bank of Nova Scotia, 3.11%, due 7/11/2005                  (e)          376,388
     84,582         Bank of Nova Scotia, 3.16%, due 7/15/2005                  (e)           84,582
    211,454         Bank of Nova Scotia, 3.30%, due 7/29/2005                  (e)          211,454
    346,342         BGI Institutional Money Market Fund                        (e)          346,342
    345,640         Calyon, 3.09%, due 7/01/2005                               (e)          345,640
    211,454         Clipper Receivables Corp., 3.19%, due 7/14/2005            (e)          211,454
    228,370         Compass Securitization, 3.16%, due 7/11/2005               (e)          228,370
    230,857         Fairway Finance, 3.26%, due 7/25/2005                      (e)          230,857
    211,454         Falcon Asset Securitization Corp., 3.17%, due 7/12/2005    (e)          211,454
    169,163         General Electric Capital Corp., 3.25%, due 7/08/2005       (e)          169,163
    179,275         Goldman Sachs Financial Square Prime Obligations Fund      (e)          179,275
    217,713         Greyhawk Funding, 3.26%, due 8/01/2005                     (e)          217,713
    211,454         Jupiter Securitization Corp., 3.21%, due 7/15/2005         (e)          211,454
    211,454         Lexington Parker Capital Corp., 3.26%, due 7/19/2005       (e)          211,454
     27,068         Merrimac Cash Fund-Premium Class                           (e)           27,068
    324,815         National Australia Bank, 3.26%, due 7/06/2005              (e)          324,815
    211,454         Park Avenue Receivables Corp., 3.23%, due 7/20/2005        (e)          211,454
    211,454         Prefco, 3.26%, due 7/26/2005                               (e)          211,454
    165,308         Rabobank Nederland, 3.35%, due 7/01/2005                   (e)          165,309
    208,099         Ranger Funding, 3.19%, due 7/15/2005                       (e)          208,099
    211,454         Royal Bank of Canada, 3.25%, due 8/05/2005                 (e)          211,454
    422,908         Royal Bank of Scotland, 3.29%, due 7/12/2005               (e)          422,908
    211,454         Sheffield Receivables Corp., 3.34%, due 7/15/2005          (e)          211,454
    210,316         Yorktown Capital LLC, 3.24%, due 7/20/2005                 (e)          210,316
                                                                                       ------------
                    Total Short Term Investments (Identified Cost $6,342,215)             6,342,215
                                                                                       ------------

                    Total Investments -- 113.1%
                    (Identified Cost $43,712,800) (b)                                    46,372,730
                    Other assets less liabilities                                        (5,377,137)
                                                                                        -----------
                    Total Net Assets -- 100%                                            $40,995,593
                                                                                        ===========

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price("NOCP"), or if lacking NOCP, at the most recent bid quotations on the NASDAQ National Market. Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ form the value that would be realized if the securities were sold. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and /or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in REIT's and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):

         At June 30, 2005, the net unrealized appreciation on investments based on cost of $43,721,934 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in
         which there is an excess of value over tax cost                                $ 3,229,115
         Aggregate gross unrealized depreciation for all investments in
         which there is an excess of tax cost over value                                   (578,319)
                                                                                        -----------
         Net unrealized appreciation                                                    $ 2,650,796
                                                                                        ===========

         At September 30, 2004, the Fund had a capital loss carryover of approximately $85,140,904 of which $14,939,549 expires on September 30, 2008, $43,374,721 expires on September 30, 2009 and $26,826,634 expires on September 30, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) All or a portion of this security was on loan to brokers at June 30, 2005. The Fund has entered into an agreement with Investors Bank & Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2005 were $5,566,988 and $5,703,143, respectively.

(d) Illiquid security. At June 30, 2005, the value of these securities was $3,044,621 or 7.4% of net assets.

(e)      Represents investments of securities lending collateral.

(f) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

(g) Step Bond: Coupon rate is zero or below market for an initial period and then increases to a higher coupon rate at a specified date.

ADR/GDR An American Depositary Receipt (ADR) or Global Depositary Receipt (GDR) is a certificate issued by a U.S. Bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

MTN      Medium Term Note

Yankee   U.S. Dollar denominated security issued by a non - U.S. company

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,162,832 or 10.2% of net assets.

BRL - Brazilian Real
COP - Colombian Peso
GBP - British Pound
MXN - Mexican Peso
THB - Thai Baht

--------------------------------------------------------------------------------
       Loomis Sayles Investment Grade Bond Fund - Schedule of Investments
--------------------------------------------------------------------------------

Investments as of June 30, 2005 (Unaudited)

Principal
 Amount             Description                                                          Value (a)
----------------------------------------------------------------------------------------------------
BONDS AND NOTES - 94.8% OF TOTAL NET ASSETS

Non-Convertible Bonds - 93.2%

                    Aerospace & Defense - 0.0%
$   145,000         Raytheon Co.,
                    7.375%, 7/15/2025                                                  $    149,413
                                                                                       ------------

                    Airlines - 1.9%
    449,167         American Airlines, Inc.,
                    6.978%, 4/01/2011                                                       464,033
  1,000,000         American Airlines, Inc., Class B,
                    8.608%, 4/01/2011 (c)                                                   937,625
  1,814,793         Continental Airlines, Inc.,
                    6.703%, 12/15/2022                                                    1,771,756
  1,112,072         Continental Airlines, Inc., Series 1999-1A,
                    6.545%, 2/02/2019                                                     1,113,275
    787,369         Continental Airlines, Inc., Series 1998-1A,
                    6.648%, 9/15/2017                                                       776,957
    367,387         Continental Airlines, Inc., Series 1999-2,
                    7.256%, 3/15/2020                                                       370,317
  1,767,095         Continental Airlines, Inc., Series 2000-2,
                    7.707%, 10/02/2022                                                    1,768,722
    612,040         US Airways,
                    6.850%, 1/30/2018                                                       613,403
                                                                                       ------------
                                                                                          7,816,088
                                                                                       ------------

                   Asset-Backed Securities - 0.6%
    966,446        Community Program Loan Trust, Series 1987-A, Class A4,
                   4.500%, 10/01/2018                                                       965,653
  1,700,000        Community Program Loan Trust, Series 1987-A, Class A5,
                   4.500%, 4/01/2029                                                      1,629,283
                                                                                       ------------
                                                                                          2,594,936
                                                                                       ------------

                   Automotive - 3.7%
    375,000        Cummins Engine Co., Inc.,
                   7.125%, 3/01/2028                                                        377,812
  3,150,000        Delphi Automotive Systems Corp.,
                   7.125%, 5/01/2029 (c)                                                  2,173,500
  2,500,000        Ford Motor Co.,
                   6.375%, 2/01/2029                                                      1,927,555
    700,000        Ford Motor Credit Co.,
                   7.375%, 10/28/2009                                                       684,031
  1,500,000        General Motors Acceptance Corp.,
                   6.875%, 9/15/2011 (c)                                                  1,384,632
  3,000,000        General Motors Acceptance Corp.,
                   7.000%, 12/07/2005, (GBP)                                              5,370,205
  3,050,000        General Motors Acceptance Corp.,
                   7.500%, 12/01/2006, (NZD)                                              2,018,693
    700,000        General Motors Corp.,
                   6.750%, 5/01/2028 (c)                                                    512,750
    950,000        GMAC International Finance BV,
                   8.000%, 3/14/2007, (NZD)                                                 637,740
                                                                                       ------------
                                                                                         15,086,918
                                                                                       ------------

                   Banking - 5.6%
    144,000,000    Barclays Financial LLC,
                   4.100%, 3/22/2010, (THB), 144A                                         3,472,869
    140,000,000    Barclays Financial LLC,
                   4.160%, 2/22/2010, (THB), 144A                                         3,386,906
      1,500,000    CIT Group, Inc.,
                   5.500%, 12/01/2014, (GBP)                                              2,753,114
      9,860,000    Citibank NA,
                   15.000%, 7/02/2010, (BRL), 144A                                        4,346,277
      4,500,000    HSBC Bank USA,
                   3.310%, 8/25/2010, 144A                                                4,525,200
     18,000,000    J.P. Morgan Chase & Co.,
                   Zero Coupon, 5/10/2010, (BRL), 144A                                    4,069,035
        250,000    J.P. Morgan Chase & Co.,
                   4.000%, 2/01/2008                                                        248,728
        100,000    Key Bank NA,
                   6.950%, 2/01/2028                                                        121,389
                                                                                       ------------
                                                                                         22,923,518
                                                                                       ------------

                    Beverages - 0.4%
  1,525,000         Cia Brasileira de Bebidas,
                    8.750%, 9/15/2013                                                     1,763,281
                                                                                       ------------

                    Brokerage - 0.2%
  1,000,000         Morgan Stanley,
                    3.625%, 4/01/2008 (c)                                                   984,497
                                                                                       ------------

                    Consumer Products - 0.4%
  1,400,000         Bausch & Lomb, Inc.,
                    7.125%, 8/01/2028                                                     1,572,588
                                                                                       ------------

                    Electric - 3.9%
  2,750,000         Constellation Energy Group, Inc.,
                    4.550%, 6/15/2015                                                     2,655,152
  5,500,000         Empresa Nacional de Electricidad SA (Endesa-Chile),
                    7.875%, 2/01/2027                                                     6,084,265
  1,000,000         Empresa Nacional de Electricidad SA (Endesa-Chile),
                    8.350%, 8/01/2013                                                     1,161,437
  4,000,000         Enersis SA,
                    7.400%, 12/01/2016                                                    4,348,996
  1,500,000         MidAmerican Energy Holdings Co.,
                    5.875%, 10/01/2012                                                    1,593,325
     45,000         Quezon Power Philippines Co.,
                    8.860%, 6/15/2017                                                        43,358
                                                                                       ------------
                                                                                         15,886,533
                                                                                       ------------

                    Foreign Agencies - 1.1%
    220,000         Alberta Municipal Funding Corp.,
                    5.700%, 9/01/2011, (CAD)                                                198,613
  3,670,000         Pemex Project Funding Master Trust,
                    8.625%, 12/01/2023, 144A                                              4,459,050
                                                                                       ------------
                                                                                          4,657,663
                                                                                       ------------

                    Foreign Local Governments - 9.3%
 19,100,000         Kommunekredit,
                    5.000%, 6/07/2006, (NOK)                                              2,986,316
     35,951         Province of Alberta,
                    5.930%, 9/16/2016, (CAD)                                                 32,644
  4,525,000         Province of British Columbia,
                    5.250%, 12/01/2006, (CAD)                                             3,811,058
  5,175,000         Province of British Columbia,
                    6.000%, 6/09/2008, (CAD)                                              4,564,524
  3,275,000         Province of British Columbia,
                    6.250%, 12/01/2009, (CAD)                                             2,989,982
  3,285,000         Province of Manitoba,
                    4.450%, 12/01/2008, (CAD)                                             2,787,766
  6,510,000         Province of Manitoba,
                    5.750%, 6/02/2008, (CAD)                                              5,700,613
    500,000         Province of Nova Scotia,
                    6.600%, 6/01/2027, (CAD)                                                514,039
    700,000         Province of Ontario,
                    3.500%, 9/08/2006, (CAD)                                                575,052
  4,490,000         Province of Ontario,
                    5.900%, 3/08/2006, (CAD)                                              3,737,057
  7,500,000         Province of Saskatchewan,
                    4.750%, 12/01/2006, (CAD)                                             6,275,055
    550,000         Province of Saskatchewan,
                    5.500%, 6/02/2008, (CAD)                                                478,612
  4,110,000         Province of Saskatchewan,
                    6.000%, 6/01/2006, (CAD)                                              3,446,834
                                                                                       ------------
                                                                                         37,899,552
                                                                                       ------------

                    Government Owned - No Guarantee - 0.9%
  5,150,000         SLM Corp.,
                    6.500%, 6/15/2010, (NZD)                                              3,560,480
                                                                                       ------------

                    Government Agencies - 14.0%
  1,250,000         Federal Home Loan Mortgage Corp.,
                    3.220%, 6/20/2007, (SGD)                                                757,700
  5,800,000         Federal Home Loan Mortgage Corp.,
                    4.625%, 2/15/2007, (EUR)                                              7,290,152
    262,724         Federal Home Loan Mortgage Corp.,
                    5.000%, 12/01/2031                                                      263,337
  9,250,000         Federal Home Loan Mortgage Corp.,
                    5.500%, 9/15/2011                                                     9,949,300
  7,500,000         Federal Home Loan Mortgage Corp.,
                    5.750%, 1/15/2012                                                     8,205,030
    700,000         Federal National Mortgage Association,
                    Zero Coupon, 10/29/2007, (NZD)                                          419,414
 16,000,000         Federal National Mortgage Association,
                    2.290%, 2/19/2009, (SGD)                                              9,517,845
  1,850,000         Federal National Mortgage Association,
                    5.375%, 11/15/2011 (c)                                                1,982,608
 17,450,000         Federal National Mortgage Association,
                    5.500%, 3/15/2011 (c)                                                18,717,725
     64,639         Federal National Mortgage Association,
                    6.000%, 7/01/2029                                                        66,435
                                                                                       ------------
                                                                                         57,169,546
                                                                                       ------------

                    Healthcare - 3.4%
  2,625,000         Columbia/HCA Healthcare Corp.,
                    7.050%, 12/01/2027                                                    2,633,873
    250,000         Columbia/HCA Healthcare Corp.,
                    7.500%, 12/15/2023                                                      263,647
    620,000         Columbia/HCA Healthcare Corp.,
                    7.580%, 9/15/2025                                                       653,699
  1,000,000         Columbia/HCA Healthcare Corp.,
                    7.750%, 7/15/2036                                                     1,065,375
  5,000,000         HCA, Inc.,
                    5.750%, 3/15/2014                                                     4,977,920
    800,000         HCA, Inc.,
                    6.250%, 2/15/2013                                                       817,690
  3,250,000         HCA, Inc.,
                    6.300%, 10/01/2012                                                    3,336,073
                                                                                       ------------
                                                                                         13,748,277
                                                                                       ------------

                    Home Construction - 0.1%
    250,000         Pulte Homes, Inc.,
                    5.250%, 1/15/2014 (c)                                                   249,903
                                                                                       ------------

                    Independent/Energy - 0.2%
    500,000         Devon Financing Corp. LLC,
                    7.875%, 9/30/2031                                                       650,351
                                                                                       ------------

                    Integrated/Energy - 0.1%
    150,000         Cerro Negro Finance Ltd.,
                    7.900%, 12/01/2020, 144A                                                137,250
    200,000         Petrozuata Finance, Inc.,
                    8.220%, 4/01/2017, 144A                                                 187,500
                                                                                       ------------
                                                                                            324,750
                                                                                       ------------

                    Life Insurance - 1.7%
 11,700,000         ASIF Global Financing XXVII,
                    2.380%, 2/26/2009, (SGD), 144A                                        6,952,258
                                                                                       ------------

                    Media Cable - 1.2%
  3,750,000         Cox Communications, Inc.,
                    6.750%, 3/15/2011 Class A                                             4,083,191
    350,000         NTL Cable PLC,
                    9.750%, 4/15/2014, (GBP)                                                641,134
                                                                                       ------------
                                                                                          4,724,325
                                                                                       ------------

                    Media NonCable - 0.8%
  2,500,000         Clear Channel Communications, Inc.,
                    4.250%, 5/15/2009 (c)                                                 2,409,170
  1,000,000         Clear Channel Communications, Inc.,
                    5.750%, 1/15/2013 (c)                                                   977,109
                                                                                       ------------
                                                                                          3,386,279
                                                                                       ------------

                    Metals & Mining - 0.4%
  1,500,000         Teck Cominco Ltd.,
                    7.000%, 9/15/2012                                                     1,674,990
                                                                                       ------------

                    Mortgage Related - 0.8%
  3,000,000         Bank of America Commercial Mortgage, Inc.,
                    5.460%, 4/11/2037                                                     3,160,583
                                                                                       ------------

                    Natural Gas - 0.6%
     70,000         Coastal Corp.,
                    6.375%, 2/01/2009                                                        68,950
  2,425,000         Coastal Corp.,
                    6.950%, 6/01/2028                                                     2,121,875
    250,000         Coastal Corp.,
                    7.750%, 6/15/2010                                                       255,000
                                                                                       ------------
                                                                                          2,445,825
                                                                                       ------------

                    Non Captive Consumer - 0.3%
  1,000,000         Capital One Bank,
                    6.700%, 5/15/2008                                                     1,061,831
                                                                                       ------------

                    Non-Captive Diversified - 0.8%
  4,200,000         General Electric Capital Corp.,
                    6.625%, 2/04/2010, (NZD)                                              2,934,040
    500,000         General Electric Capital Corp., Series EMTN,
                    1.725%, 6/27/2008, (SGD)                                                292,268
                                                                                       ------------
                                                                                          3,226,308
                                                                                       ------------

                    Oil Field Services - 0.4%
    250,000         Ensco International, Inc.,
                    6.750%, 11/15/2007                                                      263,821
    665,000         Pecom Energia SA,
                    8.125%, 7/15/2010, 144A                                                 690,769
    600,000         Transocean Sedco Forex, Inc.,
                    7.375%, 4/15/2018                                                       739,467
                                                                                       ------------
                                                                                          1,694,057
                                                                                       ------------

                    Paper - 1.2%
  2,225,000         Georgia-Pacific Corp.,
                    7.375%, 12/01/2025                                                    2,405,781
    750,000         International Paper Co.,
                    4.000%, 4/01/2010 (c)                                                   724,805
    300,000         International Paper Co.,
                    5.250%, 4/01/2016                                                       297,790
    145,000         Weyerhaeuser Co.,
                    6.750%, 3/15/2012                                                       159,535
  1,000,000         Weyerhaeuser Co.,
                    7.125%, 7/15/2023                                                     1,119,285
                                                                                       ------------
                                                                                          4,707,196
                                                                                       ------------

                    Pharmaceuticals - 0.1%
    500,000         Schering-Plough Corp.,
                    5.550%, 12/01/2013                                                      530,126
                                                                                       ------------

                    Pipelines - 0.7%
    935,000         El Paso Corp.,
                    7.000%, 5/15/2011(c)                                                    932,663
  1,720,000         El Paso Energy Corp.,
                    6.750%, 5/15/2009 (c)                                                 1,720,000
                                                                                       ------------
                                                                                          2,652,663
                                                                                       ------------

                    Railroads - 1.2%
  5,000,000         Canadian Pacific Railway Ltd.,
                    4.900%, 6/15/2010, (CAD), 144A                                        4,275,646
    195,000         Missouri Pacific Railroad Co.,
                    4.750%, 1/01/2020                                                       169,423
    243,000         Missouri Pacific Railroad Co.,
                    4.750%, 1/01/2030                                                       206,389
    281,000         Missouri Pacific Railroad Co.,
                    5.000%, 1/01/2045                                                       220,821
                                                                                       ------------
                                                                                          4,872,279
                                                                                       ------------

                    Real Estate Investment Trusts - 1.5%
  1,000,000         EOP Operating LP,
                    6.750%, 2/15/2012                                                     1,100,797
  1,075,000         Highwoods Realty LP,
                    7.500%, 4/15/2018                                                     1,203,844
    234,000         istar Financial, Inc., Series REGS,
                    5.700%, 3/01/2014                                                       237,005
  2,370,000         New Plan Excel Realty Trust,
                    5.875%, 6/15/2007                                                     2,441,787
  1,000,000         Spieker Properties, Inc.,
                    7.350%, 12/01/2017                                                    1,179,009
                                                                                       ------------
                                                                                          6,162,442
                                                                                       ------------

                    Restaurants - 0.2%
  1,000,000         McDonald's Corp.,
                    3.627%, 10/10/2010, (SGD)                                               621,607
                                                                                       ------------

                    Retailers - 0.0%
     22,000         J.C. Penney Co., Inc.,
                    7.125%, 11/15/2023                                                       23,870
                                                                                       ------------

                    Sovereigns - 18.5%
 10,900,000         Canadian Government,
                    4.250%, 9/01/2008, (CAD)                                              9,205,629
 16,265,000         Canadian Government,
                    4.500%, 9/01/2007, (CAD)                                             13,696,633
  9,600,000         Canadian Government,
                    5.500%, 6/01/2010, (CAD)                                              8,590,956
  2,825,000         Canadian Government,
                    6.000%, 9/01/2005, (CAD)                                              2,314,230
  5,000,000         Canadian Government, Series WH31,
                    6.000%, 6/01/2008, (CAD)                                              4,413,346
 29,310,000         Government of Sweden, Series 1040,
                    6.500%, 5/05/2008, (SEK)                                              4,215,817
 55,815,000         Government of Sweden, Series 1045,
                    5.250%, 3/15/2011, (SEK)                                              8,175,350
 15,000,000         Kingdom of Norway,
                    5.500%, 5/15/2009, (NOK)                                              2,518,552
 44,930,000         Kingdom of Norway,
                    6.750%, 1/15/2007, (NOK)                                              7,312,116
100,000,000         Mexican Fixed Rate Bonds,
                    9.000%, 12/20/2012, (MXN)                                             9,127,529
  2,259,396         PF Export Receivables Master Trust,
                    6.436%, 6/01/2015, 144A                                               2,316,853
  1,500,000         Republic of Brazil,
                    8.250%, 1/20/2034 (c)                                                 1,467,000
    325,000         Republic of Brazil,
                    8.875%, 4/15/2024 (c)                                                   338,000
     10,000         Republic of Brazil,
                    10.125%, 5/15/2027 (c)                                                   11,585
    250,000         Republic of Brazil,
                    11.000%, 8/17/2040 (c)                                                  300,750
    247,500         Republic of Peru,
                    5.000%, 3/07/2017 (f)                                                   231,412
    500,000         Republic of South Africa,
                    5.250%, 5/16/2013, (EUR)                                                663,505
    150,000         Republic of South Africa,
                    12.500%, 12/21/2006, (ZAR)                                               23,964
    500,000         SP Powerassets Ltd.,
                    3.730%, 10/22/2010, (SGD)                                               314,444
                                                                                       ------------
                                                                                         75,237,671
                                                                                       ------------

                    Supranational - 3.4%
 22,000,000         Inter-American Development Bank,
                    Zero Coupon, 5/11/2009, (BRL)                                         5,319,557
  2,585,000         International Bank for Reconstruction & Development,
                    Zero Coupon, 8/20/2007, (NZD)                                         1,568,981
  6,000,000         International Bank for Reconstruction & Development,
                    5.500%, 11/03/2008, (NZD)                                             4,140,802
  4,045,000         International Bank for Reconstruction & Development,
                    8.000%, 5/23/2007, (NZD)                                              2,880,280
                                                                                       ------------
                                                                                         13,909,620
                                                                                       ------------

                    Technology - 2.3%
  2,500,000         Arrow Electronics, Inc.,
                    6.875%, 7/01/2013                                                     2,748,540
    500,000         Motorola, Inc.,
                    5.800%, 10/15/2008 (c)                                                  521,995
    625,000         Motorola, Inc.,
                    7.625%, 11/15/2010                                                      715,141
  1,625,000         Motorola, Inc.,
                    8.000%, 11/01/2011 (c)                                                1,915,678
  3,115,000         Samsung Electronics Co. Ltd.,
                    7.700%, 10/01/2027, 144A                                              3,349,687
                                                                                       ------------
                                                                                          9,251,041
                                                                                       ------------

                    Textile - 0.0%
     25,000         Kellwood Co.,
                    7.625%, 10/15/2017                                                       26,848
                                                                                       ------------

                    Tobacco - 0.6%
  2,000,000         Altria Group, Inc.,
                    7.000%, 11/04/2013                                                    2,238,198
                                                                                       ------------

                    Transportation Services - 0.5%
    464,909         Atlas Air Worldwide Holdings, Inc.,
                    7.200%, 1/02/2019                                                       465,668
    578,229         Atlas Air, Inc., Series A,
                    7.380%, 1/02/2018                                                       580,935
  1,000,000         ERAC USA Finance Co.,
                    6.800%, 2/15/2008, 144A                                               1,056,064
                                                                                       ------------
                                                                                          2,102,667
                                                                                       ------------

                    Treasuries - 9.0%
  5,000,000         U.S. Treasury Notes,
                    2.500%, 9/30/2006 (c)                                                 4,933,595
  5,965,000         U.S. Treasury Notes,
                    2.625%, 5/15/2008 (c)                                                 5,796,536
  1,045,000         U.S. Treasury Notes,
                    2.750%, 6/30/2006 (c)                                                 1,036,959
 19,000,000         U.S. Treasury Notes,
                    2.750%, 7/31/2006 (c)                                                18,838,937
  6,035,000         U.S. Treasury Notes,
                    3.000%, 2/15/2008 (c)                                                 5,937,167
                                                                                       ------------
                                                                                         36,543,194
                                                                                       ------------

                    Wireless - 0.2%
  1,000,000         America Movil SA de CV,
                    4.125%, 3/01/2009                                                       979,214
                                                                                       ------------

                    Wirelines - 1.0%
  1,400,000         Philippine Long Distance Telephone Co.,
                    8.350%, 3/06/2017                                                     1,414,000
  1,000,000         Telekom Malaysia Berhad,
                    7.875%, 8/01/2025, 144A                                               1,288,001
    250,000         US West Capital Funding, Inc.,
                    6.500%, 11/15/2018                                                      205,000
  1,650,000         US West Capital Funding, Inc.,
                    6.875%, 7/15/2028                                                     1,307,625
                                                                                       ------------
                                                                                          4,214,626
                                                                                       ------------
                    Total Non-Convertible Bonds
                    (Identified Cost $351,758,775)                                      379,438,012
                                                                                       ------------

                    Convertible Bonds - 1.6%

                    Independent/Energy - 0.6%
    500,000         Devon Energy Corp.,
                    4.900%, 8/15/2008                                                       561,875
  1,750,000         Devon Energy Corp.,
                    4.950%, 8/15/2008                                                     1,966,562
                                                                                       ------------
                                                                                          2,528,437
                                                                                       ------------

                    Pharmaceuticals - 1.0%
  4,360,000         Chiron Corp.,
                    1.625%, 8/01/2033                                                     4,043,900
                                                                                       ------------

                    Total Convertible Bonds
                    (Identified Cost $6,268,635)                                          6,572,337
                                                                                       ------------

                    Total Bonds and Notes
                    (Identified Cost $358,027,410)                                      386,010,349
                                                                                       ------------

                    Short-Term Investments - 19.8% of Total Net Assets
 13,546,000         Repurchase Agreement with State Street Corp., dated
                    6/30/05 at 1.400% to be purchased at $13,546,527 on
                    7/1/05 collateralized by $13,945,000 U.S. Treasury
                    Note, 3.00% due 12/31/06 with a value of $13,818,630 (d)           $ 13,546,000
                                                                                       ------------

 67,531,255         State Street Navigator Securities Lending Prime Portfolio (e)        67,531,255
                                                                                       ------------

                    Total Short-Term Investments
                    (Identified Cost $81,077,255)                                        81,077,255
                                                                                       ------------

                    Total Investments - 114.6%
                    (Identified Cost $439,104,665) (b)                                  467,087,604
                    Other assets less liabilities -- (14.6)%                           (59,663,820)
                                                                                       ------------
                    Total Net Assets -- 100%                                           $407,423,784
                                                                                       ============

(a) Debit securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other investment companies are valued at the net asset value each day.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

         At June 30, 2005, the unrealized appreciation on investments based on cost of $441,820,908 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in
         which there is an excess of value over tax cost                               $ 30,288,618
         Aggregate gross unrealized depreciation for all investments in
         which there is an excess tax cost over value                                    (5,021,929)
                                                                                       ------------
         Net unrealized appreciation                                                   $ 25,266,689
                                                                                       ============

(c) All or a portion of this security was on loan to brokers at June 30, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company , as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2005 were $66,166,632 and $67,531,256, respectively.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(e)      Represents investments of securities lending collateral.

(f)      Variable rate. Rate disclosed is rate at June 30, 2005.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $44,513,365 or 10.92% of net assets.

         Key to Abbreviations: BRL: Brazilian Real; CAD: Canadian Dollar; EUR:
         Euro; GBP: Great British Pound; MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; SEK: Swedish Krona; SGD: Singapore Dollar; THB: Thailand Baht; ZAR: South African Rand

--------------------------------------------------------------------------------
LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of June 30, 2005
(unaudited)

Principal
 Amount             Description                                                          Value (a)
----------------------------------------------------------------------------------------------------
Bonds and Notes -- 100.2% of Total Net Assets

$ 1,035,000         Countrywide Asset-Backed Certificates, Series 2004-S1,
                    Class A3 4.615%, 2/25/2035                                         $  1,031,241
  2,240,000         Residential Asset Mortgage Products, Inc., Series 2003-RZ5,
                    Class A3 3.800%, 7/25/2030                                            2,232,100
  1,376,000         Residential Funding Mortgage Securities II, Series 2003-HI4,
                    Class AI4 4.590%, 4/25/2018                                           1,380,502
  1,900,000         Residential Funding Mortgage Securities II, Series 2004-HI3,
                    Class A3 3.810%, 12/25/2016                                           1,877,649
    670,000         Residential Funding Mortgage Securities II, Series 2004-HI3,
                    Class A4 4.630%, 3/25/2019                                              668,849
                                                                                       ------------
                                                                                          7,190,341
                                                                                       ------------

                    Government Agencies -- 7.4%
  2,935,000         Federal Farm Credit Bank
                    2.375%, 10/02/2006                                                    2,884,201
  6,200,000         Federal Home Loan Bank
                    3.625%, 11/14/2008                                                    6,143,047
  3,000,000         FNMA
                    5.500%, 5/02/2006                                                     3,041,151
    600,000         FNMA
                    6.625%, 9/15/2009                                                       661,174
                                                                                       ------------
                                                                                         12,729,573
                                                                                       ------------

                    Mortgage Related -- 46.6%
  7,561,747         FHLMC
                    4.000%,  with various maturities to 2019                   (c)        7,397,233
  6,279,463         FHLMC
                    4.500%,  with various maturities to 2034                   (c)        6,237,382
    341,057         FHLMC
                    6.000%, 11/01/2019                                                      352,705
 12,826,740         FHLMC
                    6.500%,  with various maturities to 2034                   (c)       13,283,495
    435,981         FHLMC
                    7.000%, 2/01/2016                                                       456,348
     90,263         FHLMC
                    7.500%,  with various maturities to 2026                   (c)           95,533
     74,897         FHLMC
                    8.000%,  with various maturities to 2015                   (c)           78,796
      7,389         FHLMC
                    10.000%, 7/01/2019                                                        8,325
    563,274         FHLMC
                    11.500%,  with various maturities to 2020                  (c)          622,295
 20,226,691         FNMA
                    4.000%,  with various maturities to 2020                   (c)       19,830,051
  5,889,710         FNMA
                    5.500%,  with various maturities to 2034                   (c)        5,989,187
  8,016,066         FNMA
                    6.000%,  with various maturities to 2034                   (c)        8,273,113
 12,161,765         FNMA
                    6.500%,  with various maturities to 2034                   (c)       12,598,337
    425,735         FNMA
                    7.000%, 12/01/2022                                                      455,047
  1,365,565         FNMA
                    7.500%,  with various maturities to 2032                   (c)        1,455,231
    205,309         FNMA
                    8.000%,  with various maturities to 2016                   (c)          219,558
    232,293         GNMA
                    6.000%, 12/15/2031                                                      239,892
    978,861         GNMA
                    6.500%, 5/15/2031                                                     1,023,679
    989,728         GNMA
                    7.000%,  with various maturities to 2031                   (c)        1,049,105
      4,036         GNMA
                    8.500%, 2/15/2006                                                         4,126
     54,234         GNMA
                    9.000%,  with various maturities to 2009                   (c)           56,932
     16,054         GNMA
                    9.500%, 8/15/2009                                                        17,126
      1,485         GNMA
                    10.000%, 9/15/2016                                                        1,668
     27,515         GNMA
                    12.500%,  with various maturities to 2015                  (c)           31,172
    219,974         GNMA
                    16.000%,  with various maturities to 2012                  (c)          255,588
     86,044         GNMA
                    17.000%,  with various maturities to 2011                  (c)          101,292
                                                                                       ------------
                                                                                         80,133,216
                                                                                       ------------

                    Treasuries -- 42.0%
  5,155,000         U.S. Treasury Bond
                    7.250%, 5/15/2016                                          (d)        6,601,019
  6,240,000         U.S. Treasury Note
                    1.500%, 3/31/2006                                                     6,149,570
  7,390,000         U.S. Treasury Note
                    1.625%,  with various maturities to 2006                   (c)        7,312,912
  3,200,000         U.S. Treasury Note
                    1.875%, 12/31/2005                                         (d)        3,175,875
  1,290,000         U.S. Treasury Note
                    2.250%, 2/15/2007                                                     1,262,336
  5,330,000         U.S. Treasury Note
                    2.375%, 8/15/2006                                          (d)        5,260,459
  2,645,000         U.S. Treasury Note
                    2.750%, 6/30/2006                                          (d)        2,624,647
  8,095,000         U.S. Treasury Note
                    3.000%, 12/31/2006                                         (d)        8,020,688
  2,500,000         U.S. Treasury Note
                    3.125%, 10/15/2008                                         (d)        2,456,347
 23,375,000         U.S. Treasury Note
                    3.375%,  with various maturities to 2008                   (c)       23,253,469
  1,930,000         U.S. Treasury Note
                    6.125%, 8/15/2007                                                     2,026,952
    750,000         U.S. Treasury Note
                    6.625%, 5/15/2007                                                       790,137
  4,000,000         U.S. Treasury STRIPS, Zero Coupon,
                    11/15/2014                                                            3,394,072
                                                                                       ------------
                                                                                         72,328,483
                                                                                       ------------
                    Total Bonds and Notes (Identified Cost $172,238,148)                172,381,613
                                                                                       ------------

Principal
 Amount             Description                                                          Value (a)
----------------------------------------------------------------------------------------------------
Short Term Investments -- 20.9%

$10,332,205         Repurchase Agreement with Investors Bank & Trust Co.
                    dated 6/30/2005 at $10,332,782 on 7/01/2005,
                    collateralized by $7,781,523 Federal Home Loan Mortgage
                    Corporation Bond, 6.375%, due 10/25/2014 valued at
                    $7,862,314 and $2,803,119 Small Business Administration
                    Bond, 6.375% due 10/25/2014 valued at $2,986,502
                                                                               (e)       10,332,205
  1,184,726         American Beacon Fund, 3.18%, due 7/01/2005                 (f)        1,184,726
  1,694,133         Bank of Nova Scotia, 3.11%, due 7/11/2005                  (f)        1,694,133
    380,704         Bank of Nova Scotia, 3.16%, due 7/15/2005                  (f)          380,704
    951,760         Bank of Nova Scotia, 3.30%, due 7/29/2005                  (f)          951,760
  1,558,896         BGI Institutional Money Market Fund                        (f)        1,558,896
  1,555,735         Calyon, 3.09%, due 7/01/2005                               (f)        1,555,735
    951,760         Clipper Receivables Corp., 3.19%, due 7/14/2005            (f)          951,764
  1,027,901         Compass Securitization, 3.16%, due 7/11/2005               (f)        1,027,901
  1,039,094         Fairway Finance, 3.26%, due 7/25/2005                      (f)        1,039,094
    951,760         Falcon Asset Securitization Corp., 3.17%, due 7/12/2005    (f)          951,760
    761,408         General Electric Capital Corp., 3.25%, due 7/08/2005       (f)          761,408
    806,921         Goldman Sachs Financial Square Prime Obligations Fund      (f)          806,921
    979,932         Greyhawk Funding, 3.26%, due 8/01/2005                     (f)          979,932
    951,760         Jupiter Securitization Corp., 3.21%, due 7/15/2005         (f)          951,760
    951,760         Lexington Parker Capital Corp., 3.26%, due 7/19/2005       (f)          951,760
    121,834         Merrimac Cash Fund-Premium Class                           (f)          121,834
  1,462,001         National Australia Bank, 3.26%, due 7/06/2005              (f)        1,462,001
    951,760         Park Avenue Receivables Corp., 3.23%, due 7/20/2005        (f)          951,760
    951,760         Prefco, 3.26%, due 7/26/2005                               (f)          951,760
    744,054         Rabobank Nederland, 3.35%, due 7/01/2005                   (f)          744,054
    936,659         Ranger Funding, 3.19%, due 7/15/2005                       (f)          936,659
    951,760         Royal Bank of Canada, 3.25%, due 8/05/2005                 (f)          951,760
  1,903,521         Royal Bank of Scotland, 3.29%, due 7/12/2005               (f)        1,903,521
    951,760         Sheffield Receivables Corp., 3.34%, due 7/15/2005          (f)          951,760
    946,637         Yorktown Capital LLC, 3.24%, due 7/20/2005                 (f)          946,637
                                                                                       ------------
                    Total Short Term Investments (Identified Cost $36,002,205)           36,002,205
                                                                                       ------------

                    Total Investments -- 121.1%
                    (Identified Cost $208,240,353) (b)                                  208,383,818
                    Other assets less liabilities                                       (36,251,392)
                                                                                       ------------
                    Total Net Assets -- 100%                                           $172,132,426
                                                                                       ============

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price("NOCP"), or if lacking NOCP, at the most recent bid quotations on the NASDAQ National Market. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and /or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in REIT's and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):

         At June 30, 2005, the net unrealized depreciation on investments based on cost of $208,438,170 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost.....................................$ 1,085,357
         Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value..................................... (1,139,709)
                                                                                       -----------
         Net unrealized depreciation...................................................$   (54,352)
                                                                                       ===========

         At September 30, 2004, the Fund had a capital loss carryover of approximately $18,142,649 of which $2,731,339 expires on September 30, 2005, $10,626,315 expires on September 30, 2007, $4,165,768 expires on
         September 30, 2008, $425,323 expires on September 30, 2011 and $193,904 expires on September 30, 2012. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) The Portfolio's investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer and for United States Treasury Bonds which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.

(d) All or a portion of this security was on loan to brokers at June 30, 2005. The Fund has entered into an agreement with Investors Bank & Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2005 were $24,965,693 and $25,670,000, respectively.

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

(f)      Represents investments of securities lending collateral.

FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
GNMA     Government National Mortgage Association

--------------------------------------------------------------------------------
         LOOMIS SAYLES MUNICIPAL INCOME FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of June 30, 2005 (unaudited)

Principal
 Amount             Description                                                          Value (a)
----------------------------------------------------------------------------------------------------
Tax Exempt Obligations -- 98.8% of Total Net Assets
                    California -- 9.0%
$ 1,000,000         California Health Facilities Financing Authority,
                    Multiple Obligors, 4.950%, 7/01/2026                               $  1,059,490
  2,000,000         California State,
                    5.125%, 6/01/2027                                                     2,120,420
  1,000,000         California State Public Works Board, Coalinga
                    State Hospital, 5.000%, 6/01/2010                                     1,073,530
  2,655,000         California Statewide Communities Development Authority,
                    5.250%, 7/01/2023                                                     2,898,915
  3,000,000         Sacramento, CA, Power Authority,
                    6.000%, 7/01/2022                                                     3,157,740
                                                                                       ------------
                                                                                         10,310,095
                                                                                       ------------

                    District of Columbia -- 4.4%
  1,700,000         District of Columbia,
                    5.500%, 6/01/2014                                                     1,859,324
  3,000,000         Metropolitan Washington D.C. Airports Authority,
                    5.125%, 10/01/2029, (FGIC insured)                                    3,157,170
                                                                                       ------------
                                                                                          5,016,494
                                                                                       ------------

                    Florida -- 4.4%
  1,750,000         Coral Gables, FL, Health Facilities Authority,
                    Multiple Obligors, 5.000%, 8/15/2034                                  1,913,170
  3,000,000         Highlands County, FL, Health Facilities Authority,
                    Multiple Obligors, 5.375%, 11/15/2035                                 3,092,430
                                                                                       ------------
                                                                                          5,005,600
                                                                                       ------------

                    Illinois -- 6.0%
  1,910,000         Illinois Educational Facility Authority Revenue,
                    5.000%, 7/01/2033                                                     2,007,467
  1,500,000         Illinois State,
                    5.400%, 12/01/2020, (MBIA insured)                                    1,657,005
  3,000,000         Metropolitan Pier & Exposition Authority, IL,
                    5.250%, 6/15/2042, (MBIA insured)                                     3,206,610
                                                                                       ------------
                                                                                          6,871,082
                                                                                       ------------

                    Indiana -- 1.9%
  2,000,000         Indianapolis, IN, Local Public Improvement Bond Bank,
                    5.250%, 7/01/2033, (MBIA insured)                                     2,127,240
                                                                                       ------------

                    Louisiana -- 4.5%
  4,000,000         Desoto Parish, LA, Environmental Improvement,
                    5.000%, 11/01/2018                                                    4,122,960
  1,000,000         Ernest N. Morial, New Orleans, LA, Exhibit Hall Authority,
                    5.000%, 7/15/2033                                                     1,044,310
                                                                                       ------------
                                                                                          5,167,270
                                                                                       ------------

                    Massachusetts -- 4.7%
  4,000,000         Massachusetts State,
                    5.000%, 3/01/2019                                                     4,334,160
  1,045,000         Massachusetts State Health & Educational Facilities Authority,
                    4.500%, 8/15/2035                                                     1,024,675
                                                                                       ------------
                                                                                          5,358,835
                                                                                       ------------

                    Michigan -- 7.6%
  1,000,000         Michigan State Comprehensive Transportation,
                    5.250%, 5/15/2022                                                     1,123,990
  2,850,000         Michigan State Hospital Finance Authority, Henry Ford
                    Health System, 5.500%, 3/01/2014                                      3,127,305
  1,100,000         Michigan State Hospital Finance Authority, Oakwood
                    Obligated Group, 5.500%, 11/01/2014                                   1,212,453
  1,000,000         Taylor Brownfield Redevelopment Authority, MI,
                    5.000%, 5/01/2025, (MBIA insured)                                     1,074,600
  2,000,000         University of Michigan,
                    5.250%, 12/01/2020                                                    2,145,500
                                                                                       ------------
                                                                                          8,683,848
                                                                                       ------------

                    Minnesota -- 2.9%
  1,000,000         Chaska Minnesota Electric Revenue,
                    5.250%, 10/01/2025                                                    1,089,170
  2,000,000         Minnesota State Municipal Power Agency,
                    5.250%, 10/01/2024                                                    2,178,440
                                                                                       ------------
                                                                                          3,267,610
                                                                                       ------------

                    Mississippi -- 4.9%
  2,000,000         Lowndes County, MS, Solid Waste Disposal & Pollution Control,
                    6.700%, 4/01/2022                                                     2,465,040
  2,500,000         Lowndes County, MS, Solid Waste Disposal & Pollution Control,
                    6.800%, 4/01/2022                                                     3,110,100
                                                                                       ------------
                                                                                          5,575,140
                                                                                       ------------

                    New Jersey -- 2.8%
  1,000,000         New Jersey Economic Development Authority,
                    5.500%, 6/15/2024                                                     1,060,220
  1,000,000         New Jersey Economic Development Authority,
                    5.625%, 6/15/2018                                                     1,065,820
  1,000,000         New Jersey Health Care Facilities Financing Authority,
                    Catholic Health East, 5.375%, 11/15/2033                              1,059,380
                                                                                       ------------
                                                                                          3,185,420
                                                                                       ------------

                    New York -- 17.5%
  3,000,000         New York State Dormitory Authority,
                    5.500%, 5/15/2013                                                     3,372,660
  2,740,000         New York State Dormitory Authority,
                    5.750%, 7/01/2013                                                     3,096,994
  1,000,000         New York State Dormitory Authority, Rockefeller University,
                    5.000%, 7/01/2032                                                     1,057,300
  1,000,000         New York State Housing Finance Agency,
                    5.250%, 9/15/2019                                                     1,153,440
  3,000,000         New York State Municipal Bond Bank Agency,
                    5.250%, 6/01/2020                                                     3,266,670
  1,000,000         New York, NY,
                    4.250%, 5/15/2019                                                     1,008,040
  2,000,000         New York, NY,
                    6.000%, 1/15/2020                                                     2,302,560
  1,400,000         New York, NY, City Health & Hospital Corp.,
                    5.000%, 2/15/2020                                                     1,497,314
  2,000,000         New York, NY, City Municipal Water Finance Authority,
                    5.000%, 6/15/2025                                                     2,169,520
  1,000,000         New York, NY, City Municipal Water Finance Authority,
                    5.125%, 6/15/2034                                                     1,065,710
                                                                                       ------------
                                                                                         19,990,208
                                                                                       ------------

                    North Carolina -- 1.2%
  1,300,000         North Carolina Eastern Municipal Power Agency,
                    5.500%, 1/01/2012                                                     1,417,403
                                                                                       ------------

                    Oregon -- 5.3%
  1,750,000         Multnomah County, OR, Hospital Facilities Authority,
                    Providence Health System, 5.250%, 10/01/2012                          1,944,180
  4,000,000         Western Generation Agency, 144A
                    7.400%, 1/01/2016                                          (c)        4,078,960
                                                                                       ------------
                                                                                          6,023,140
                                                                                       ------------

                    Pennsylvania -- 4.9%
  5,000,000         Pennsylvania State Industrial Development Authority,
                    5.500%, 7/01/2019, (AMBAC insured)                                    5,631,050
                                                                                       ------------

                    Puerto Rico -- 2.9%
  1,000,000         Puerto Rico Commonwealth Infrastructure Financing Authority,
                    5.500%, 10/01/2040                                                    1,101,460
  2,000,000         Puerto Rico Public Finance Corp.,
                    5.750%, 8/01/2027                                                     2,222,340
                                                                                       ------------
                                                                                          3,323,800
                                                                                       ------------

                    South Carolina -- 2.9%
  3,000,000         Greenville County, SC, School District,
                    5.500%, 12/01/2028                                                    3,271,860
                                                                                       ------------

                    South Dakota -- 1.2%
  1,250,000         South Dakota Health & Educational Facilities Authority,
                    Sioux Valley Hospital, 5.250%, 11/01/2027                             1,323,575
                                                                                       ------------

                    Tennessee -- 2.2%
  1,500,000         Tennessee Housing Development Agency,
                    5.200%, 7/01/2023                                                     1,582,650
    860,000         Tennessee Housing Development Agency, Homeownership Program,
                    5.150%, 7/01/2022                                                       896,189
                                                                                       ------------
                                                                                          2,478,839
                                                                                       ------------

                    Texas -- 5.6%
  2,000,000         Dallas-Fort Worth, TX, International Airport,
                    5.500%, 11/01/2033                                                    2,144,560
  1,000,000         Katy, TX, Independent School District,
                    5.125%, 2/15/2020                                                     1,075,540
  3,000,000         Lewisville, TX, Independent School District,
                    5.250%, 8/15/2027                                                     3,190,110
                                                                                       ------------
                                                                                          6,410,210
                                                                                       ------------

                    Washington -- 2.0%
  2,000,000         Energy Northwest, WA, Electric, Project No. 1,
                    5.500%, 7/01/2014                                                     2,284,580
                                                                                       ------------

                    Total Tax Exempt Obligations
                    (Identified Cost $106,767,609)                                      112,723,299
                                                                                       ------------

Short Term Investment -- 0.1%

Principal
 Amount             Description                                                          Value (a)
----------------------------------------------------------------------------------------------------
    140,657         Repurchase Agreement with Investors Bank & Trust Co.
                    dated 6/30/2005 at $140,664 on 7/01/2005,
                    collateralized by $137,621 Small Business
                    Administration Bond, 6.505%, due 8/25/2016 valued at
                    $147,689                                                   (d)          140,657
                                                                                       ------------

                    Total Short Term Investment
                    (Cost $140,657)                                                         140,657
                                                                                       ------------

                    Total Investments -- 98.9%
                    (Identified Cost $106,908,266) (b)                                  112,863,956
                    Other assets less liabilities                                         1,257,570
                                                                                       ------------
                    Total Net Assets -- 100.0%                                         $114,121,526
                                                                                       ============

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking NOCP, at the most recent bid quotations on the NASDAQ National Market. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and /or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in REIT's and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):

         At June 30, 2005, the net unrealized appreciation on investments based on cost of $106,585,067 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in
         which there is an excess of value over tax cost                               $  6,312,156
         Aggregate gross unrealized depreciation for all investments in
         which there is an excess of tax cost over value                               $    (33,267)
                                                                                       ------------
         Net unrealized appreciation                                                   $  6,278,889
                                                                                       ============

         At September 30, 2004, the Fund had a capital loss carryover of approximately $1,839,271 of which $1,700,392 expires on September 30, 2007 and $138,879 expires on September 30, 2012. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) Illiquid security. At June 30, 2005, the value of this security amounted to $4,078,960 or 3.6% of net assets.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest.

AMBAC    American Municipal Bond Assurance Corporation
FGIC     Financial Guarantee Insurance Company
MBIA     Municipal Bond Investors Assurance Corporation

--------------------------------------------------------------------------------
           Loomis Sayles Research Fund - Schedule of Investments
--------------------------------------------------------------------------------

Investments as of June 30, 2005 (Unaudited)

Shares                Description                                                         Value (a)
----------------------------------------------------------------------------------------------------
COMMON STOCKS  - 99.2% OF TOTAL NET ASSETS
                    Aerospace & Defense - 3.4%
      5,950         Rockwell Collins, Inc.                                             $    283,696
     10,750         United Technologies Corp.                                               552,012
                                                                                       ------------
                                                                                            835,708
                                                                                       ------------

                    Beverages - 4.2%
     16,825         Coca-Cola Co.                                                           702,444
      6,525         PepsiCo, Inc.                                                           351,893
                                                                                       ------------
                                                                                          1,054,337
                                                                                       ------------

                    Biotechnology - 1.0%
      3,175         Genentech, Inc.(c)                                                      254,889
                                                                                       ------------

                    Capital Markets - 11.0%
      4,800         Bear Stearns Cos., Inc.                                                 498,912
      6,175         Franklin Resources, Inc.                                                475,351
      5,050         Goldman Sachs Group, Inc.                                               515,201
      5,025         Legg Mason, Inc.                                                        523,153
      7,325         Lehman Brothers Holdings, Inc.                                          727,225
                                                                                       ------------
                                                                                          2,739,842
                                                                                       ------------

                    Chemicals - 2.7%
      6,525         Dow Chemical Co.                                                        290,558
      6,075         Ecolab, Inc.                                                            196,587
      4,075         Praxair, Inc.                                                           189,895
                                                                                       ------------
                                                                                            677,040
                                                                                       ------------

                    Communications Equipment - 3.0%
      5,800         Harris Corp.                                                            181,018
     18,200         Motorola, Inc.                                                          332,332
      7,300         QUALCOMM, Inc.                                                          240,973
                                                                                       ------------
                                                                                            754,323
                                                                                       ------------

                    Computers & Peripherals - 2.3%
      4,675         Apple Computer, Inc.(c)                                                 172,087
     10,125         Dell, Inc.(c)                                                           400,039
                                                                                       ------------
                                                                                            572,126
                                                                                       ------------

                    Diversified Financial Services - 1.9%
        775         Chicago Mercantile Exchange                                             229,013
      5,475         Moody's Corp.                                                           246,156
                                                                                       ------------
                                                                                            475,169
                                                                                       ------------

                    Diversified Telecommunication Services - 3.1%
     11,525         BellSouth Corp.                                                         306,219
      7,250         CenturyTel, Inc.                                                        251,068
      9,525         SBC Communications, Inc.                                                226,219
                                                                                       ------------
                                                                                            783,506
                                                                                       ------------

                    Electric Utilities - 3.4%
      7,950         Edison International                                                    322,373
     10,325         Exelon Corp.                                                            529,982
                                                                                       ------------
                                                                                            852,355
                                                                                       ------------

                    Energy Equipment & Services - 2.8%
      9,200         Halliburton Co.                                                         439,944
      4,850         Transocean, Inc.(c)                                                     261,755
                                                                                       ------------
                                                                                            701,699
                                                                                       ------------

                    Food & Staples Retailing - 2.3%
     10,100         CVS Corp.                                                          $    293,607
      6,325         Walgreen Co.                                                            290,887
                                                                                       ------------
                                                                                            584,494
                                                                                       ------------

                    Healthcare Equipment & Supplies - 2.5%
      4,475         Kinetic Concepts, Inc.(c)                                               268,500
      8,175         St. Jude Medical, Inc.(c)                                               356,512
                                                                                       ------------
                                                                                            625,012
                                                                                       ------------

                    Healthcare Providers & Services - 5.9%
      4,250         Aetna, Inc.                                                             351,985
      7,425         Caremark Rx, Inc.(c)                                                    330,561
      6,400         UnitedHealth Group, Inc.                                                333,696
      3,525         Universal Health Services, Inc., Class B                                219,184
      3,550         WellPoint, Inc.(c)                                                      247,222
                                                                                       ------------
                                                                                          1,482,648
                                                                                       ------------

                    Hotels, Restaurants & Leisure - 2.8%
      4,500         Marriott International, Inc., Class A                                   306,990
      6,600         Starwood Hotels & Resorts Worldwide, Inc.                               386,562
                                                                                       ------------
                                                                                            693,552
                                                                                       ------------

                    Household Products - 2.5%
     11,800         Procter & Gamble Co.                                                    622,450
                                                                                       ------------

                    Industrial Conglomerates - 6.2%
     31,700         General Electric Co.                                                  1,098,405
     14,925         Tyco International Ltd.                                                 435,810
                                                                                       ------------
                                                                                          1,534,215
                                                                                       ------------

                    Insurance - 5.7%
     10,200         Allstate Corp.                                                          609,450
      5,900         American International Group, Inc.                                      342,790
      7,075         Prudential Financial, Inc.                                              464,544
                                                                                       ------------
                                                                                          1,416,784
                                                                                       ------------

                    Internet Software & Services - 3.3%
        650         Google, Inc., Class A(c)                                                191,197
     11,150         VeriSign, Inc.(c)                                                       320,674
      9,000         Yahoo! Inc.(c)                                                          311,850
                                                                                       ------------
                                                                                            823,721
                                                                                       ------------

                    Media - 1.7%
      4,675         McGraw-Hill Cos., Inc.                                                  206,869
      6,350         Viacom, Inc., Class B                                                   203,327
                                                                                       ------------
                                                                                            410,196
                                                                                       ------------

                    Multiline Retail - 4.8%
      3,100         Federated Department Stores, Inc.                                       227,168
     10,075         J.C. Penney Co., Inc. (Holding Co.)                                     529,743
      6,500         Nordstrom, Inc.                                                         441,805
                                                                                       ------------
                                                                                          1,198,716
                                                                                       ------------

                    Oil, Gas & Consumable Fuels - 5.4%
      9,725         Chevron Corp.                                                           543,822
     14,150         Exxon Mobil Corp.                                                       813,200
                                                                                       ------------
                                                                                          1,357,022
                                                                                       ------------

                    Personal Products - 0.9%
      4,425         Gillette Co. (The)                                                      224,038
                                                                                       ------------

                    Pharmaceuticals - 4.3%
      8,050         Johnson & Johnson                                                       523,250
     20,000         Pfizer, Inc.                                                            551,600
                                                                                       ------------
                                                                                          1,074,850
                                                                                       ------------

                    Road & Rail - 1.0%
      5,250         Burlington Northern Santa Fe Corp.                                      247,170
                                                                                       ------------

                    Semiconductors & Semiconductor Equipment - 2.6%
     24,725         Intel Corp.                                                        $    644,334
                                                                                       ------------

                    Software - 3.5%
     12,500         Activision, Inc.(c)                                                     206,500
      3,875         Electronic Arts, Inc.(c)                                                219,364
     33,050         Oracle Corp.(c)                                                         436,260
                                                                                       ------------
                                                                                            862,124
                                                                                       ------------

                    Specialty Retail - 0.9%
      6,625         Chico's FAS, Inc.(c)                                                    227,105
                                                                                       ------------

                    Textiles Apparel & Luxury Goods - 1.6%
     12,200         Coach, Inc.(c)                                                          409,554
                                                                                       ------------

                    Thrifts & Mortgage Finance - 2.5%
      8,400         Countrywide Financial Corp.                                             324,324
      4,650         Golden West Financial Corp.                                             299,367
                                                                                       ------------
                                                                                            623,691
                                                                                       ------------

                    Total Common Stocks
                    (Identified Cost $21,426,026)                                        24,762,670
                                                                                       ------------

                    Total Investments - 99.2%
                    (Identified Cost $21,426,026) (b)                                    24,762,670
                    Other assets less liabilities -- 0.8%                                   196,224
                                                                                       ------------
                    Total Net Assets -- 100%                                           $ 24,958,894
                                                                                       ============

(a) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other investment companies are valued at the net asset value each day.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

         At June 30, 2005, the unrealized appreciation on investments based on cost of $21,426,026 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in
         which there is an excess of value over tax cost                               $  3,577,071
         Aggregate gross unrealized depreciation for all investments in
         which there is an excess tax cost over value                                      (240,427)
                                                                                       ------------
         Net unrealized appreciation                                                   $  3,336,644
                                                                                       ============

(c)      Non-income producing security.

PORTFOLIO OF INVESTMENTS - as of June 30, 2005 (Unaudited)

Loomis Sayles Small Cap Growth Fund

                                                                        Shares           Value (a)
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.2% of total net assets

Aerospace & Defense - 2.7%
Aviall, Inc. (e)                                                           7,150        $   225,868
Essex Corp. (e)                                                           12,350            282,568
                                                                                        -----------
                                                                                            508,436
                                                                                        -----------

Biotechnology - 3.7%
Encysive Pharmaceuticals, Inc. (e)                                         9,000             97,290
Human Genome Sciences, Inc. (e)                                            7,950             92,061
Idenix Pharmaceuticals, Inc. (c)(e)                                        7,625            165,310
Keryx Biopharmaceuticals, Inc. (c)(e)                                      7,550             99,660
Senomyx, Inc. (c)(e)                                                       7,025            115,983
Vertex Pharmaceuticals, Inc. (e)                                           7,725            130,089
                                                                                        -----------
                                                                                            700,393
                                                                                        -----------

Capital Markets - 2.1%
Affiliated Managers Group, Inc. (c)(e)                                     2,875            196,449
GFI Group, Inc. (e)                                                        5,425            193,130
                                                                                        -----------
                                                                                            389,579
                                                                                        -----------

Chemicals - 1.0%
Scotts Miracle-Gro Co., Class A (e)                                        2,550            181,586
                                                                                        -----------

Commercial Banks - 0.9%
Hanmi Financial Corp.                                                     10,500            175,350
                                                                                        -----------

Commercial Services & Supplies - 7.9%
Advisory Board Co. (e)                                                     4,850            236,389
Corporate Executive Board Co.                                              3,000            234,990
CRA International, Inc. (e)                                                5,150            277,327
Hudson Highland Group, Inc. (c)(e)                                        11,075            172,659
LECG Corp. (e)                                                            10,275            218,447
Mobile Mini, Inc. (c)(e)                                                   5,200            179,296
PeopleSupport, Inc. (c)(e)                                                19,375            176,700
                                                                                        -----------
                                                                                          1,495,808
                                                                                        -----------

Communications Equipment - 0.6%
Ixia (e)                                                                   5,300            103,032
                                                                                        -----------

Diversified Consumer Services - 3.3%
Bright Horizons Family Solutions, Inc. (e)                                 4,375            178,150
Laureate Education, Inc. (e)                                               5,700            272,802
Universal Technical Institute, Inc. (c)(e)                                 5,425            180,110
                                                                                        -----------
                                                                                            631,062
                                                                                        -----------

Energy Equipment & Services - 5.5%
Atwood Oceanics, Inc. (e)                                                  2,200            135,432
Cal Dive International, Inc. (e)                                           3,000            157,110
Hydril Co. (e)                                                             3,350            182,073
Pioneer Drilling Co. (e)                                                  12,125            185,027
Unit Corp. (e)                                                             4,850            213,448
Universal Compression Holdings, Inc. (e)                                   4,725            171,234
                                                                                        -----------
                                                                                          1,044,324
                                                                                        -----------

Food & Staples Retailing - 0.7%
United Natural Foods, Inc. (e)                                             4,100        $   124,517
                                                                                        -----------

Healthcare Equipment & Supplies - 8.2%
American Medical Systems Holdings, Inc. (e)                                6,925            143,001
ArthroCare Corp. (c)(e)                                                    6,575            229,730
Aspect Medical Systems, Inc. (c)(e)                                        7,375            219,333
ev3, Inc. (c)(e)                                                           6,700             93,130
Foxhollow Technologies, Inc. (c)(e)                                        4,375            167,431
Immucor, Inc. (e)                                                          4,375            126,656
Intuitive Surgical, Inc. (c)(e)                                            2,875            134,090
NuVasive, Inc. (c)(e)                                                      9,575            159,137
OraSure Technologies, Inc. (c)(e)                                         15,850            158,342
Palomar Medical Technologies, Inc. (c)(e)                                  5,075            121,394
                                                                                        -----------
                                                                                          1,552,244
                                                                                        -----------

Healthcare Providers & Services - 11.5%
Chemed Corp.                                                               4,950            202,356
HealthExtras, Inc. (e)                                                    11,775            236,324
HealthTronics, Inc. (c)(e)                                                17,425            226,351
LCA-Vision, Inc.                                                           5,950            288,337
Matria Healthcare, Inc. (e)                                                5,112            164,760
Psychiatric Solutions, Inc. (e)                                            4,850            236,244
Radiation Therapy Services, Inc. (e)                                       6,450            171,248
Sierra Health Services, Inc. (e)                                           3,925            280,480
Symbion, Inc. (e)                                                          7,725            184,241
United Surgical Partners International, Inc. (e)                           3,650            190,092
                                                                                        -----------
                                                                                          2,180,433
                                                                                        -----------

Hotels, Restaurants & Leisure - 3.1%
Panera Bread Co., Class A  (c)(e)                                          2,650            164,525
Pinnacle Entertainment, Inc. (e)                                          12,000            234,720
Sonic Corp. (e)                                                            6,350            193,866
                                                                                        -----------
                                                                                            593,111
                                                                                        -----------

Household Durables - 2.3%
Meritage Homes Corp. (e)                                                   3,000            238,500
Tempur-Pedic International, Inc. (c)(e)                                    9,125            202,392
                                                                                        -----------
                                                                                            440,892
                                                                                        -----------

Household Products - 1.4%
Central Garden & Pet Co. (e)                                               5,425            266,476
                                                                                        -----------

Insurance - 1.8%
ProAssurance Corp. (e)                                                     4,725            197,316
Universal American Financial Corp. (e)                                     6,150            139,113
                                                                                        -----------
                                                                                            336,429
                                                                                        -----------

Internet & Catalog Retail - 3.5%
Blue Nile, Inc. (c)(e)                                                     6,050            197,774
Coldwater Creek, Inc. (e)                                                  9,775            243,495
GSI Commerce, Inc. (c)(e)                                                 12,925            216,494
                                                                                        -----------
                                                                                            657,763
                                                                                        -----------

Internet Software & Services - 2.8%
CryptoLogic, Inc.                                                          5,200            156,052
j2 Global Communications, Inc. (c)(e)                                      4,725            162,729
Online Resources Corp. (e)                                                19,275            218,000
                                                                                        -----------
                                                                                            536,781
                                                                                        -----------

IT Services - 4.8%
Anteon International Corp. (e)                                             3,350            152,827
CACI International, Inc., Class A (e)                                      2,300            145,268
Global Payments, Inc. (c)                                                  3,800            257,640
iPayment Holdings, Inc. (e)                                                5,875            214,555
SRA International, Inc., Class A (e)                                       4,150            144,088
                                                                                        -----------
                                                                                            914,378
                                                                                        -----------

Machinery - 2.8%
American Science & Engineering, Inc. (c)(e)                                3,800        $   168,568
Bucyrus International, Inc., Class A                                       4,725            179,456
Joy Global, Inc.                                                           5,087            170,872
                                                                                        -----------
                                                                                            518,896
                                                                                        -----------

Oil, Gas & Consumable Fuels - 1.7%
Energy Partners Ltd. (e)                                                   6,000            157,260
Range Resources Corp. (c)                                                  5,875            158,038
                                                                                        -----------
                                                                                            315,298
                                                                                        -----------

Pharmaceuticals - 2.6%
Impax Laboratories, Inc. (c)(e)                                           10,725            168,383
Kos Pharmaceuticals, Inc. (e)                                              3,575            234,162
Penwest Pharmaceuticals Co. (e)                                            8,000             94,560
                                                                                        -----------
                                                                                            497,105
                                                                                        -----------

Real Estate - 2.8%
CB Richard Ellis Group, Inc., Class A (e)                                  7,625            334,432
Jones Lang LaSalle, Inc. (e)                                               4,150            183,555
                                                                                        -----------
                                                                                            517,987
                                                                                        -----------

Semiconductors & Semiconductor Equipment - 7.5%
ADE Corp. (c)(e)                                                           2,425             68,021
ATMI, Inc. (e)                                                             9,375            271,969
FormFactor, Inc. (e)                                                       6,900            182,298
Microsemi Corp. (e)                                                       12,450            234,060
PortalPlayer, Inc. (c)(e)                                                  4,950            103,059
Power Integrations, Inc. (e)                                               6,450            139,127
Tessera Technologies, Inc. (e)                                             5,525            184,590
Trident Microsystems, Inc. (e)                                             4,125             93,596
Volterra Semiconductor Corp. (c)(e)                                        9,000            134,010
                                                                                        -----------
                                                                                          1,410,730
                                                                                        -----------

Software - 4.6%
Bottomline Technologies, Inc. (e)                                         18,700            279,939
Quest Software, Inc. (e)                                                  10,400            141,752
SS&C Technologies, Inc.                                                    7,850            248,688
Ultimate Software Group, Inc. (e)                                         11,675            191,470
                                                                                        -----------
                                                                                            861,849
                                                                                        -----------

Specialty Retail - 3.1%
Children's Place Retail Stores, Inc. (The) (c)(e)                          5,200            242,684
Guess?, Inc. (e)                                                           8,750            145,075
Guitar Center, Inc. (e)                                                    3,350            195,539
                                                                                        -----------
                                                                                            583,298
                                                                                        -----------

Textiles Apparel & Luxury Goods - 1.1%
Carter's, Inc. (e)                                                         3,550            207,249
                                                                                        -----------

Thrifts & Mortgage Finance - 1.9%
FirstFed Financial Corp. (e)                                               3,450            205,655
PFF Bancorp, Inc.                                                          5,300            160,537
                                                                                        -----------
                                                                                            366,192
                                                                                        -----------

Trading Companies & Distributors - 0.9%
NuCo2, Inc. (c)(e)                                                         6,925            177,765
                                                                                        -----------

Wireless Telecommunication Services - 2.4%
Alamosa Holdings, Inc. (c)(e)                                             11,875        $   165,063
SBA Communications Corp. (c)(e)                                           20,775            280,462
                                                                                        -----------
                                                                                            445,525
                                                                                        -----------

TOTAL COMMON STOCKS
(Identified Cost $16,108,861)                                                            18,734,488
                                                                                        -----------

                                                                    Principal Amount
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 27.6%
Repurchase Agreement with State Street Corp., dated                    $422,000             422,000
6/30/2005 at 1.400% to be repurchased at $422,016                                       -----------
on 7/01/2005 collateralized by $430,000 U.S. Treasury Note,
3.625% due 4/30/2007 with a value of $432,449 (d)


                                                                 Shares
----------------------------------------------------------------------------------------------------
State Street Navigator Securities Lending Prime Portfolio (f)          4,806,685        $ 4,806,685
                                                                                        -----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,228,685)                                                              5,228,685
                                                                                        -----------

TOTAL INVESTMENTS - 126.8%
(Identified Cost $21,337,546) (b)                                                        23,963,173
Other assets less liabilities -- (26.8)%                                                 -5,070,774
                                                                                        -----------
TOTAL NET ASSETS -- 100%                                                                 18,892,399
                                                                                        ===========

(a) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other investment companies are valued at the net asset value each day.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

         At June 30, 2005, the unrealized appreciation on investments based on cost of $21,337,546 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in
         which there is an excess of value over tax cost                                  2,841,897
         Aggregate gross unrealized depreciation for all investments in
         which there is an excess tax cost over value                                      (216,270)
                                                                                          ---------
         Net unrealized appreciation                                                      2,625,627
                                                                                          =========

(c) All or a portion of this security was on loan to brokers at June 30, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company , as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2005 were $4,688,197and $4,806,685, respectively.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(e)      Non-income producing security.

(f)      Represents investments of securities lending collateral.

         LOOMIS SAYLES STRATEGIC INCOME FUND -- SCHEDULE OF INVESTMENTS

Investments as of June 30, 2005
(unaudited)

Principal
 Amount             Description                                                          Value (a)
--------------------------------------------------------------------------------------------------------------
Bonds and Notes -- 89.3% of Total Net Assets

                    Convertible Bonds -- 4.3%
                    Canada -- 0.5%
$ 6,025,000         Nortel Networks Corp., Guaranteed Senior Note
                    4.250%,  9/01/2008                                                          $  5,618,312
  1,500,000         Rogers Communications, Inc.
                    2.000%,  11/26/2005                                                            1,685,625
                                                                                                ------------
                                                                                                   7,303,937
                                                                                                ------------
                    Ireland -- 0.2%
  2,045,000         Elan Capital Corp., Ltd., Convertible
                    6.500%,  11/10/2008                                                            2,414,327
                                                                                                ------------

                    United Kingdom -- 0.3%
  3,270,000         Colt Telecom Group PLC
                    2.000%,  4/03/2007,  (EUR)                                                     4,827,373
                                                                                                ------------

                    United States -- 3.3%
  5,469,000         Amkor Technology, Inc.
                    5.000%,  3/15/2007                                         (c)                 4,730,685
    200,000         Builders Transport, Inc., Subordinated Note
                    6.500%,  5/01/2011                                         (d)(e)(f)(g)(h)            20
  1,000,000         Builders Transport, Inc., Subordinated Note
                    8.000%,  8/15/2005                                         (d)(e)(f)(g)(h)           100
  5,000,000         Chiron Corp.
                    1.625%,  8/01/2033                                                             4,637,500
    176,000         Dixie Group, Inc., Subordinated Note
                    7.000%,  5/15/2012                                                               163,680
  3,901,000         EPIX Pharmaceuticals, Inc., Senior Note
                    3.000%,  6/15/2024                                                             3,052,532
  3,450,000         Inhale Therapeutic Systems, Inc., Subordinated Note
                    3.500%,  10/17/2007                                                            3,212,812
    500,000         IVAX Corp., Senior Note, Convertible
                    1.500%,  3/01/2024                                         (c)                   510,000
  2,110,000         IVAX Corp., Senior Subordinated Note, Convertible
                    4.500%,  5/15/2008                                         (c)                 2,104,725
  5,710,000         Kulicke & Soffa Industries, Inc., Subordinated Note,
                    Convertible 0.500%,  11/30/2008                            (c)                 4,218,262
    275,000         Level 3 Communications, Inc.
                    6.000%,  3/15/2010                                                               143,000
  2,822,000         Maxtor Corp., Subordinated Note
                    5.750%,  3/01/2012                                         (h)                 2,483,360
    625,000         Nextel Communications, Inc., Senior Note
                    5.250%,  1/15/2010                                                               627,344
    500,000         Preston Corp., Subordinated Note
                    7.000%,  5/01/2011                                                               470,000
  7,620,000         Regeneron Pharmaceuticals, Inc., Subordinated Note
                    5.500%,  10/17/2008                                                            6,591,300
    311,000         Richardson Electronics, Ltd., 144A
                    7.750%,  12/15/2011                                                              295,450
    600,000         SCI Systems, Inc., Subordinated Note, Convertible
                    3.000%,  3/15/2007                                                               564,000
  5,910,000         Valeant Pharmaceuticals International, Subordinated Note,
                    Convertible 3.000%,  8/16/2010                             (c)                 5,060,437
  6,705,000         Valeant Pharmaceuticals International, Subordinated Note,
                    Convertible 4.000%,  11/15/2013                            (c)                 5,741,156
  5,225,000         Vertex Pharmaceuticals, Inc., 144A
                    5.750%,  2/15/2011                                                             6,439,812
                                                                                                ------------
                                                                                                  51,046,175
                                                                                                ------------

                    Total Convertible Bonds
                    (Identified Cost $63,653,544)                                                 65,591,812
                                                                                                ------------

                    Non-Convertible Bonds -- 85.0%
                    Argentina -- 0.2%
  2,405,000         Pecom Energia SA, 144A
                    8.125%,  7/15/2010                                                             2,498,194
  1,294,608         Republic of Argentina
                    8.280%,  12/31/2033                                                            1,191,039
                                                                                                ------------
                                                                                                   3,689,233
                                                                                                ------------

                    Brazil -- 1.5%
 10,350,000         Republic of Brazil
                    8.250%,  1/20/2034                                         (c)                10,122,300
  6,000,000         Republic of Brazil
                    8.875%,  4/15/2024                                                             6,240,000
  5,808,000         Republic of Brazil
                    10.125%,  5/15/2027                                                            6,728,568
                                                                                                ------------
                                                                                                  23,090,868
                                                                                                ------------

                    Canada -- 17.8%
  3,865,000         Abitibi-Consolidated, Inc.
                    7.500%,  4/01/2028                                                             3,352,887
  2,020,000         Bombardier, Inc.
                    7.450%,  5/01/2034                                                             1,717,000
  1,295,000         Bombardier, Inc., 144A
                    7.350%,  12/22/2026,  (CAD)                                                      901,704
  5,840,000         Calpine Canada Energy Finance ULC
                    8.500%,  5/01/2008  (CAD)                                  (c)                 4,204,800
  2,800,000         Calpine Canada Energy Finance ULC
                    8.750%,  10/15/2007,  (CAD)                                                    1,713,167
 14,000,000         Canadian Government
                    4.250%,  9/01/2008,  (CAD)                                                    11,838,212
111,010,000         Canadian Government
                    4.500%,  9/01/2007,  (CAD)                                                    93,595,069
 13,540,000         Canadian Government
                    6.000%,  9/01/2005,  (CAD)                                                    11,105,495
 24,200,000         Canadian Government
                    6.000%,  6/01/2008,  (CAD)                                                    21,386,735
    335,000         General Motors Acceptance Corp. of Canada, Ltd., Series E, (MTN)
                    6.625%,  12/17/2010,  (GBP)                                                      542,752
    825,000         General Motors Nova Scotia Finance Co.
                    8.875%,  7/10/2023,  (GBP)                                                     1,190,909
    945,000         GMAC Canada Ltd.
                    7.750%,  9/26/2008,  (NZD)                                                       593,598
  3,750,000         Nortel Networks Corp.
                    6.875%,  9/01/2023                                                             3,506,250
  1,085,000         North American Energy Partners, Inc., Senior Note
                    8.750%,  12/01/2011                                                              933,100
  5,990,000         Province of British Columbia
                    5.250%,  12/01/2006,  (CAD)                                                    5,051,088
 29,235,000         Province of British Columbia
                    6.000%,  6/09/2008,  (CAD)                                                    25,817,811
 13,000,000         Province of Manitoba
                    4.450%,  12/01/2008,  (CAD)                                                   11,051,167
  6,685,000         Province of Manitoba
                    5.750%,  6/02/2008,  (CAD)                                                     5,861,018
  1,525,000         Province of Ontario
                    3.500%,  9/08/2006,  (CAD)                                                     1,254,324
 33,780,000         Province of Ontario
                    5.700%,  12/01/2008,  (CAD)                                                   29,805,655
  6,240,000         Province of Ontario
                    5.900%,  3/08/2006,  (CAD)                                                     5,199,949
 18,470,000         Province of Saskatchewan
                    5.500%,  6/02/2008,  (CAD)                                                    16,092,315
  5,300,000         Province of Saskatchewan
                    6.000%,  6/01/2006,  (CAD)                                                     4,449,570
  8,500,000         Rogers Wireless Communications, Inc., Senior Note
                    7.625%,  12/15/2011,  (CAD)                                                    7,454,316
  2,525,000         Rogers Wireless Communications, Inc., Senior Secured Note
                    6.375%,  3/01/2014                                                             2,569,187
                                                                                                ------------
                                                                                                 271,188,078
                                                                                                ------------

                    Cayman Islands -- 0.4%
  1,000,000         Enersis SA, Cayman Island,  (yankee)
                    7.400%,  12/01/2016                                                            1,087,249
  3,905,000         Vale Overseas, Ltd.
                    8.250%,  1/17/2034                                                             4,295,500
                                                                                                ------------
                                                                                                   5,382,749
                                                                                                ------------

                    Chile -- 0.8%
  4,875,000         Empresa Nacional de Electricidad SA, Chile
                    7.875%,  2/01/2027                                                             5,392,871
    250,000         Empresa Nacional de Electricidad SA, Chile
                    8.350%,  8/01/2013                                                               290,359
  1,700,000         Empresa Nacional de Electricidad SA, Chile
                    8.625%,  8/01/2015                                                             2,031,515
  4,525,000         Enersis SA, Chile
                    7.375%,  1/15/2014                                                             4,884,050
                                                                                                ------------
                                                                                                  12,598,795
                                                                                                ------------

                    Ireland -- 0.4%
  7,450,000         Elan Finance Corp., Senior Note, 144A
                    7.750%,  11/15/2011                                                            6,369,750
                                                                                                ------------

                    Mexico -- 3.7%
615,200,000         United Mexican States
                    9.000%,  12/20/2012,  (MXN)                                                   56,142,138
                                                                                                ------------

                    Netherlands -- 0.0%
    337,000         GMAC International Finance BV
                    8.000%,  3/14/2007,  (NZD)                                                       226,132
                                                                                                ------------

                    Norway -- 0.4%
 10,000,000         Kingdom of Norway
                    5.500%,  5/15/2009,  (NOK)                                                     1,680,061
 22,740,000         Kingdom of Norway
                    6.750%,  1/15/2007,  (NOK)                                                     3,706,301
                                                                                                ------------
                                                                                                   5,386,362
                                                                                                ------------

                    Philippines -- 0.4%
  3,700,000         Philippine Long Distance Telephone Co., (MTN)
                    8.350%,  3/06/2017                                                             3,737,000
  1,867,500         Quezon Power (Philippines), Ltd., Senior Secured Note,
                    (yankee) 8.860%,  6/15/2017                                                    1,799,336
                                                                                                ------------
                                                                                                   5,536,336
                                                                                                ------------

                    Republic of Korea -- 0.7%
  5,470,000         Hanarotelecom, Inc., 144A
                    7.000%,  2/01/2012                                         (c)                 5,428,866
  5,000,000         Hynix Semiconductor, Inc., 144A
                    9.875%,  7/01/2012                                                             4,987,500
    300,000         Samsung Electronics Co., Ltd., 144A
                    7.700%,  10/01/2027                                                              322,602
                                                                                                ------------
                                                                                                  10,738,968
                                                                                                ------------

                    Singapore -- 0.0%
  1,050,000         SP PowerAssets, Ltd., Series E, (MTN)
                    3.730%,  10/22/2010,  (SGD)                                                      659,491
                                                                                                ------------

                    South Africa -- 0.1%
 11,405,000         Republic of South Africa
                    12.500%,  12/21/2006,  (ZAR)                                                   1,822,748
                                                                                                ------------

                    Supranational -- 3.5%
 80,000,000         Inter-American Development Bank, Series E, (MTN),
                    Zero Coupon, 5/11/2009,  (BRL)                             (h)                19,254,424
 22,300,000         International Bank for Reconstruction & Development,
                    (MTN), Zero Coupon 8/20/2007,  (NZD)                                          13,529,276
 92,000,000         JPMorgan Chase Bank NA, 144A, Zero Coupon
                    5/17/2010,  (BRL)                                          (h)                20,701,150
                                                                                                ------------
                                                                                                  53,484,850
                                                                                                ------------

                    Sweden -- 2.0%
207,265,000         Kingdom of Sweden
                    6.500%,  5/05/2008,  (SEK)                                                    29,851,027
                                                                                                ------------

                    Thailand -- 1.5%
975,000,000         Barclays Bank PLC, 144A
                    4.160%,  2/22/2010,  (THB)                                 (h)                23,573,111
                                                                                                ------------

                    United Kingdom -- 0.5%
  4,570,000         NTL Cable PLC
                    9.750%,  4/15/2014,  (GBP)                                                     8,379,310
                                                                                                ------------

                    United States -- 49.0%
  5,565,000         AES Corp. (The)
                    8.375%,  3/01/2011,  (GBP)                                                     9,979,158
  4,020,000         AES Corp. (The), Senior Note
                    7.750%,  3/01/2014                                                             4,361,700
  1,975,000         AES Corp. (The), Senior Subordinated Note
                    8.875%,  11/01/2027                                                            2,162,625
  8,825,000         AK Steel Corp., Guaranteed Senior Note
                    7.750%,  6/15/2012                                         (c)                 7,457,125
  1,750,000         Altria Group, Inc.
                    7.000%,  11/04/2013                                                            1,958,423
  1,638,001         American Airline
                    8.040%,  9/16/2011                                                             1,392,071
    700,000         American Airlines
                    8.608%,  4/01/2011                                         (c)                   656,337
    825,000         American Airlines, Inc., Series 99-1
                    7.324%,  10/15/2009                                                              730,807
    750,000         American Airlines, Inc., Series 1999-1, Class A2
                    7.024%,  10/15/2009                                                              775,027

  9,853,000         American President Cos., Ltd., Senior Note
                    8.000%,  1/15/2024                                                            10,345,650
  6,450,000         Amkor Technology, Inc., Senior Note
                    7.125%,  3/15/2011                                         (c)                 5,579,250
    475,000         Amkor Technology, Inc., Senior Note
                    7.750%,  5/15/2013                                         (c)                   408,500
    925,000         Amkor Technology, Inc., Senior Subordinated Note
                    10.500%,  5/01/2009                                        (c)                   797,813
    400,000         AMR Corp., Senior Note, Convertible
                    4.500%,  2/15/2024                                                               309,000
  8,000,000         ASIF Global Financing, 144A
                    2.380%,  2/26/2009,  (SGD)                                                     4,747,623
  5,420,000         Astoria Depositor Corp., 144A
                    8.144%,  5/01/2021,                                                            5,365,800
  5,323,737         Atlas Air, Inc.
                    9.057%,  1/02/2014                                                             5,023,425
  8,037,387         Atlas Air, Inc., Series 1998-1, Class 1A
                    7.380%,  1/02/2018                                                             8,075,002
 16,288,877         Atlas Air, Inc., Series 1998-1, Class 1B
                    7.680%,  1/02/2014                                                            13,620,107
  3,824,381         Atlas Air, Inc., Series 1999-1, Class A1
                    7.200%,  1/02/2019                                                             3,830,627
    454,293         Atlas Air, Inc., Series 1999-1, Class A2
                    6.880%,  7/02/2009                                                               437,794
  8,319,594         Atlas Air, Inc., Series 1999-1, Class B
                    7.630%,  1/02/2015                                                             6,959,919
    804,694         Atlas Air, Inc., Series 2000-1, Class A
                    8.707%,  1/02/2019                                                               836,600
529,000,000         Barclays Financial, LLC, 144A
                    4.100%,  3/22/2010,  (THB)                                 (h)                12,750,254
    800,000         Bausch & Lomb, Inc.
                    7.125%,  8/01/2028                                                               898,622
 13,881,000         Borden Chemical, Inc.
                    7.875%,  2/15/2023                                                            11,104,800
  4,557,000         Borden Chemical, Inc.
                    9.200%,  3/15/2021                                                             4,192,440
  3,014,000         Borden, Inc.
                    8.375%,  4/15/2016                                                             2,803,020
    500,000         Bowater, Inc.
                    6.500%,  6/15/2013                                         (c)                   493,750
  7,245,000         Calpine Corp., Senior Note
                    7.750%,  4/15/2009                                         (c)                 4,926,600
    900,000         Calpine Corp., Senior Note
                    7.875%,  4/01/2008                                         (c)                   630,000
  8,575,000         Calpine Corp., Senior Note
                    8.500%,  2/15/2011                                         (c)                 5,873,875
  3,560,000         Calpine Corp., Senior Note
                    8.625%,  8/15/2010                                         (c)                 2,394,100
 12,060,000         Charter Communications Holdings, Inc., Senior Note
                    9.625%,  11/15/2009                                                            9,014,850
    400,000         Charter Communications Holdings, Inc., Senior Note
                    10.000%,  4/01/2009                                                              309,000
  1,725,000         Charter Communications Holdings, Inc., Senior Note
                    10.000%,  5/15/2011                                                            1,259,250
    350,000         Chesapeake Energy Corp., Senior Note, 144A
                    6.375%,  6/15/2015                                                               358,750
    425,000         Cincinnati Bell, Inc.
                    8.375%,  1/15/2014                                         (c)                   435,625
  2,500,000         CIT Group, Inc., Series E, Senior Note, (MTN)
                    5.500%,  12/01/2014,  (GBP)                                                    4,592,874
 18,650,000         Citibank NA, 144A
                    15.000%,  7/02/2010,  (BRL)                                (h)                 8,182,896
    925,000         Coastal Corp.
                    7.750%,  6/15/2010                                                               943,500
  3,320,000         Columbia/HCA Healthcare Corp.
                    7.050%,  12/01/2027                                                            3,331,222
    500,000         Columbia/HCA, Inc.
                    7.500%,  12/15/2023                                                              527,294
    500,000         Columbia/HCA, Inc. (MTN)
                    7.580%,  9/15/2025                                                               527,177
  1,070,000         Continental Airlines, Inc.
                    5.000%,  6/15/2023                                         (c)                   941,600
  1,216,590         Continental Airlines, Inc., Series 1997-4, Class 4A
                    6.900%,  1/02/2018                                                             1,209,831
  2,136,699         Continental Airlines, Inc., Series 1997-4, Class 4B
                    6.900%,  1/02/2017                                                             1,740,228
  1,544,726         Continental Airlines, Inc., Series 1998-1, Class 1B
                    6.748%,  3/15/2017                                                             1,268,159

  1,647,514         Continental Airlines, Inc., Series 1999-1, Class A
                    6.545%,  2/02/2019                                                             1,649,296
  2,727,931         Continental Airlines, Inc., Series 1999-1, Class B
                    6.795%,  8/02/2018                                                             2,277,544
    401,887         Continental Airlines, Inc., Series 1999-1, Class C
                    6.954%,  8/02/2009                                                               325,771
  2,011,592         Continental Airlines, Inc., Series 1999-2, Class B
                    7.566%,  3/15/2020                                                             1,656,726
    556,537         Continental Airlines, Inc., Series 2001-1, Class A1
                    6.703%,  6/15/2021                                                               543,339
    292,476         Continental Airlines, Inc., Series 2001-1, Class B
                    7.373%,  12/15/2015                                                              244,114
  4,693,122         Continental Airlines, Inc., Series 2002-2, Class B
                    8.307%,  4/02/2018                                                             3,902,345
  6,225,000         Corning, Inc.
                    5.900%,  3/15/2014                                                             6,397,227
  6,220,000         Corning, Inc.
                    6.200%,  3/15/2016                                                             6,494,171
    650,000         Corning, Inc.
                    6.750%,  9/15/2013                                                               702,360
  1,000,000         Corning, Inc.
                    6.850%,  3/01/2029                                                             1,033,385
    400,000         CSC Holdings, Inc., Senior Note
                    7.875%,  2/15/2018                                                               394,000
    250,000         CSC Holdings, Inc., Series B, Senior Note
                    8.125%,  7/15/2009                                                               253,125
    250,000         CSC Holdings, Inc., Series B, Senior Note
                    8.125%,  8/15/2009                                                               253,125
  2,145,000         Cummins, Inc.
                    7.125%,  3/01/2028                                                             2,161,088
    310,000         Dana Corp.
                    5.850%,  1/15/2015                                                               272,800
    460,000         Dana Corp.
                    7.000%,  3/15/2028                                                               402,667
  1,610,000         Dana Corp.
                    7.000%,  3/01/2029                                                             1,406,504
 10,705,000         Delphi Corp.
                    7.125%,  5/01/2029                                                             7,386,450
  7,285,000         Dillard's Department Stores, Inc.
                    6.625%,  1/15/2018                                                             6,920,750
    425,000         Dillard's Department Stores, Inc.
                    7.875%,  1/01/2023                                                               425,000
  1,350,000         Dillard's, Inc.
                    7.000%,  12/01/2028                                                            1,248,750
  1,600,000         Dillard's, Inc.
                    7.130%,  8/01/2018                                                             1,560,000
  1,500,000         Dillard's, Inc.
                    7.750%,  7/15/2026                                                             1,473,750
    900,000         Dynegy Holdings, Inc.
                    7.125%,  5/15/2018                                                               857,250
  3,705,000         Edison Mission Energy Corp., Senior Note
                    7.730%,  6/15/2009                                                             3,904,144
    260,000         El Paso CGP, Co.
                    6.375%,  2/01/2009                                                               256,100
 13,905,000         El Paso CGP, Co.
                    6.950%,  6/01/2028                                                            12,166,875
  1,965,000         EL Paso Corp.
                    7.000%,  5/15/2011                                                             1,960,088
    750,000         EL Paso Corp., Senior Note, (MTN)
                    7.800%,  8/01/2031                                                               729,375
  1,600,000         El Paso Energy Corp.
                    6.750%,  5/15/2009                                                             1,600,000
  1,000,000         EL Paso Energy Corp., (MTN), (FRN)
                    7.750%,  1/15/2032                                                               975,000
  3,153,000         Enzon, Inc.,
                    4.500%,  7/01/2008                                                             2,782,523
  4,000,000         FHLMC
                    3.220%,  6/20/2007,  (SGD)                                                     2,421,551
  7,000,000         FHLMC
                    4.625%,  2/15/2007,  (EUR)                                                     8,806,826
 28,200,000         FNMA
                    2.290%,  2/19/2009,  (SGD)                                                    16,753,824
  6,500,000         FNMA
                    2.375%,  2/15/2007                                                             6,357,208

 34,000,000         FNMA, Zero Coupon
                    10/29/2007,  (NZD)                                                            20,362,749
    150,000         Ford Motor Co.
                    6.625%,  10/01/2028                                                              117,668
  2,110,000         Friendly Ice Cream Corp., Guaranteed Senior Note
                    8.375%,  6/15/2012                                         (c)                 2,046,700
 30,350,000         General Electric Capital Corp.
                    6.625%,  2/04/2010,  (NZD)                                                    21,192,790
    500,000         General Electric Capital Corp., Series E, (MTN)
                    1.725%,  6/27/2008,  (SGD)                                                       291,896
  3,100,000         General Electric Capital Corp., Series E, (MTN)
                    6.125%,  5/17/2012,  (GBP)                                                     6,018,826
  6,625,000         General Motors Acceptance Corp.
                    4.100%,  7/16/2007                                                             6,392,946
  8,000,000         General Motors Acceptance Corp.
                    4.130%,  3/20/2007                                                             7,758,688
  3,401,000         General Motors Acceptance Corp., Series E, (MTN)
                    7.500%,  12/01/2006,  (NZD)                                                    2,249,474
  1,350,000         Georgia-Pacific Corp.
                    7.250%,  6/01/2028                                                             1,444,500
  3,200,000         Georgia-Pacific Corp.
                    7.375%,  12/01/2025                                                            3,460,000
  3,775,000         Georgia-Pacific Corp.
                    7.750%,  11/15/2029                                                            4,242,156
  2,090,000         Great Lakes Dredge & Dock Corp., Senior Subordinated
                    Note 7.750%,  12/15/2013                                   (c)                 1,583,175
  1,000,000         HCA, Inc., Senior Note
                    5.750%,  3/15/2014                                                               995,584
    855,000         Hertz Corp., Senior Note
                    6.350%,  6/15/2010                                                               817,672
    190,000         Hertz Corp., Senior Note
                    6.900%,  8/15/2014                                                               176,640
 16,050,000         HSBC Bank USA, 144A
                    3.310%,  8/25/2010                                         (h)                16,139,880
  2,515,000         IMC Global, Inc.
                    7.300%,  1/15/2028                                                             2,426,975
  1,880,000         IMC Global, Inc.
                    7.375%,  8/01/2018                                                             1,880,000
    640,000         JC Penney Co., Inc.
                    7.125%,  11/15/2023                                                              694,400
    400,000         Level 3 Comm, Inc.
                    6.000%,  9/15/2009                                                               216,000
  2,335,000         Liberty Media Corp., Convertible
                    3.500%,  1/15/2031                                                             2,066,475
 12,035,000         Lucent Technologies, Inc.
                    6.450%,  3/15/2029                                                            10,771,325
    206,275         Managed High Income Portfolio, Inc.                                            1,303,658
  1,250,000         McDonald's Corp., Series E, (MTN)
                    3.6275%,  10/10/2010,  (SGD)                                                     776,018
    881,000         Missouri Pacific Railroad Co.
                    5.000%,  1/01/2045                                                               692,327
  1,000,000         Morgan Stanley
                    5.375%,  11/14/2013,  (GBP)                                                    1,838,256
  1,000,000         Navistar International, 144A
                    6.250%,  3/01/2012                                                               965,000
  2,145,000         NGC Corp.
                    7.625%,  10/15/2026                                                            2,043,113
    825,000         NGL Capital Securities
                    8.316%,  6/01/2027                                                               721,875
  3,175,000         Northern Telecom Capital Corp.
                    7.875%,  6/15/2026                                                             3,175,000
    253,249         Northwest Airlines Corp.
                    7.950%,  3/01/2015                                                               188,847
  6,145,000         Owens-Illinois, Inc., Senior Note
                    7.800%,  5/15/2018                                                             6,452,250
  3,000,000         Pemex Project Funding Master Trust, 144A
                    8.625%,  12/01/2023                                                            3,645,000
  4,350,000         Pemex Project Funding Master Trust, 144A
                    9.500%,  9/15/2027                                         (c)                 5,676,750
  2,000,000         Pharma Intermediate
                    0/11.500%, 4/01/2014                                       (k)                 1,445,000
  1,920,000         Pioneer Natural Resource
                    5.875%,  7/15/2016                                                             1,936,239
    800,000         Qwest Capital Funding, Inc.
                    6.500%,  11/15/2018                                                              656,000
 33,450,000         Qwest Capital Funding, Inc.
                    6.875%,  7/15/2028                                         (c)                26,509,125


    950,000         Qwest Capital Funding, Inc.
                    7.250%,  2/15/2011                                         (c)                   909,625
  1,700,000         Qwest Capital Funding, Inc.
                    7.750%,  2/15/2031                                         (c)                 1,466,250
  2,025,000         Qwest Capital Funding, Inc., Guaranteed Note
                    7.000%,  8/03/2009                                         (c)                 1,979,438
  2,420,000         Qwest Capital Funding, Inc., Guaranteed Note
                    7.625%,  8/03/2021                                         (c)                 2,135,650
  1,350,000         Qwest Corp.
                    7.250%,  9/15/2025                                                             1,262,250
  6,255,000         Saks, Inc.
                    7.375%,  2/15/2019                                                             6,255,000
  6,100,000         SLM Corp.
                    6.500%,  6/15/2010,  (NZD)                                                     4,215,449
    493,374         Tiverton Power Associates, LP, 144A
                    9.000%,  7/15/2018                                                               407,034
  1,690,000         Toys R US, Inc.
                    7.375%,  10/15/2018                                                            1,377,350
  6,405,000         TTI Holding Corp., Senior Subordinated Note, 144A
                    10.000%,  3/15/2013                                                            5,988,675
    315,000         TXU Corp., 144A
                    5.550%,  11/15/2014                                                              305,505
  2,225,000         TXU Corp.,144A
                    6.550%,  11/15/2034                                        (c)                 2,185,221
  5,000,000         U.S. Treasury Note
                    1.625%,  2/28/2006                                                             4,940,820
 95,775,000         U.S. Treasury Note
                    2.500%,  5/31/2006                                         (c)                94,888,315
 49,730,000         U.S. Treasury Note
                    2.625%,  5/15/2008                                         (c)                48,325,525
 29,225,000         U.S. Treasury Note
                    2.750%,  6/30/2006                                         (c)                29,000,114
 50,270,000         U.S. Treasury Note
                    3.000%,  2/15/2008                                         (c)                49,455,073
  1,020,000         United Rentals North America, Inc., Senior Subordinated
                    Note 7.000%,  2/15/2014                                    (c)                   971,550
  2,500,000         Wal-Mart Stores, Inc.
                    4.750%,  1/29/2013,  (GBP)                                                     4,513,794
    600,000         Williams Cos., Inc.
                    7.875%,  9/01/2021                                                               682,500
    965,000         Williams Cos., Inc., Senior Note
                    7.750%,  6/15/2031                                                             1,063,913
  8,600,000         Williams Cos., Inc., Series A
                    7.500%,  1/15/2031                                                             9,309,500
  1,000,000         Woolworth Corp.
                    8.500%,  1/15/2022                                                             1,097,500
 15,550,000         Xerox Capital Trust I, Guaranteed Note
                    8.000%,  2/01/2027                                                            16,094,250
  1,730,000         Xerox Corp., (MTN)
                    7.200%,  4/01/2016                                                             1,868,400
                                                                                                ------------
                                                                                                 747,544,829
                                                                                                ------------
                    Uruguay -- 0.3%
  1,600,000         Republic of Uruguay
                    7.500%,  3/15/2015                                                             1,568,000
  2,834,959         Republic of Uruguay
                    7.875%,  1/15/2033                                                             2,579,813
                                                                                                ------------
                                                                                                   4,147,813
                                                                                                ------------

                    Venezuela -- 1.8%
 16,535,000         Cerro Negro Finance, Ltd., 144A
                    7.900%,  12/01/2020                                                           15,129,525
 13,790,000         Petrozuata Finance, Inc., Series B, 144A
                    8.220%,  4/01/2017                                                            12,928,125
                                                                                                ------------
                                                                                                  28,057,650
                                                                                                ------------

                    Total Non-Convertible Bonds
                    (Identified Cost $1,243,271,649)                                           1,297,870,238
                                                                                               -------------

                    Total Bonds and Notes
                    (Identified Cost $1,306,925,193)                                           1,363,462,050
                                                                                               -------------

Shares                Description                                                         Value (a)
------------------------------------------------------------------------------------------------------------
Preferred Stocks -- 3.4%

                    Philippines -- 0.5%
    156,314         Philippine Long Distance Telephone Co., Sponsored GDR,
                    Convertible, $24.80, 12/31/2049                                                8,050,171
                                                                                                ------------

                    United States -- 2.9%
    105,450         AES Trust III, Convertible, Preferred, 6.75%, 10/15/2029                       5,022,056
     36,725         CMS Energy Trust I, Convertible, 7.75%, 7/15/2027                              1,854,612
     51,500         Cummins Capital Trust I, Convertible                                           4,139,313
      1,100         Delphi Trust I 8.25% Preferred Stock                       (c)                    20,537
     41,300         Felcor Lodging Trust, Inc. (REIT), Convertible, 8.08%,
                    12/13/2049                                                                     1,001,525
     24,550         Host Marriott Finance Trust (REIT), Convertible                                1,405,488
     13,100         Lucent Technologies Capital Trust I, Convertible, 7.75%,
                    3/15/2017                                                                     12,716,825
     15,000         Newell Financial Trust I, Convertible                                            654,375
    293,375         Owens-Illinois, Inc., Convertible, 4.75%, 12/31/2049                          11,955,031
        800         Pacific Gas & Electric Co., Series G                                              18,440
    212,425         Travelers Property Casualty Convertible Preferred Stock    (c)                 4,756,196
     10,000         United Rentals Trust I, Convertible                                              417,500
                                                                                                ------------
                                                                                                  43,961,898
                                                                                                ------------

                    Total Preferred Stocks
                    (Identified Cost $46,027,045)                                                 52,012,069
                                                                                                ------------

Shares                Description                                                         Value (a)
------------------------------------------------------------------------------------------------------------
Common Stocks -- 2.7%

                    Brazil -- 0.2%
    117,000         Cia Vale do Rio Doce, ADR                                  (c)                 3,425,760
                                                                                                ------------

                    United States -- 2.5%
    602,250         Associated Estates Realty Corp. (REIT)                                         5,558,767
     53,260         Chesapeake Energy Corp.                                                        1,214,328
     27,045         CIM High Yield Securities Fund                                                   109,803
     41,343         Corning, Inc.                                                                    687,121
    182,500         Developers Diversified Realty Corp. (REIT)                                     8,387,700
    282,500         Duke Energy Corp.                                          (c)                 8,398,725
    574,675         High Income Opportunity Fund, Inc.                                             3,712,401
    110,211         Morgan Stanley Emerging Markets Debt Fund, Inc.            (c)                 1,095,497
      6,300         Senior High Income Portfolio, Inc.                                                37,548
    117,700         Simon Property Group, Inc.                                 (c)                 8,532,073
                                                                                                ------------
                                                                                                  37,733,963
                                                                                                ------------

                    Total Common Stocks
                    (Identified Cost $27,942,441)                                                 41,159,723
                                                                                                ------------

Principal
 Amount             Description                                                          Value (a)
--------------------------------------------------------------------------------------------------------------
Short Term Investments -- 21.2%

 49,434,307         Repurchase Agreement with Investors Bank & Trust Co.
                    dated 6/30/2005 at 2.01% to be repurchased at
                    $49,437,067 on 7/1/05, collateralized by $21,008,935
                    Federal Home Loan Mortgage Bond, 3.57%, due 12/15/2034
                    valued at $21,000,000 and $20,786,146 Federal National
                    Mortgage Association Bond, 5.20%, due 8/1/2034 valued
                    at $21,000,000 and $2,551,662 Federal Home Loan
                    Mortgage Bond, 3.72% due 3/15/2032 valued at $2,575,837
                    and $7,274,786 Federal National Mortgage Association
                    Bond, 3.81% due 9/25/2032 valued at $7,330,185             (j)                49,434,307
 12,636,913         American Beacon Fund, 3.18%, due 7/01/2005                 (i)                12,636,913
 18,070,515         Bank of Nova Scotia, 3.11%, due 7/11/2005                  (i)                18,070,515
  4,060,790         Bank of Nova Scotia, 3.16%, due 7/15/2005                  (i)                 4,060,790
 10,151,975         Bank of Nova Scotia, 3.30%, due 7/29/2005                  (i)                10,151,975
 16,628,001         BGI Institutional Money Market Fund                        (i)                16,628,001
 16,594,281         Calyon, 3.09%, due 7/01/2005                               (i)                16,594,281
 10,151,975         Clipper Receivables Corp., 3.19%, due 7/14/2005            (i)                10,151,975
 10,964,133         Compass Securitization, 3.16%, due 7/11/2005               (i)                10,964,133
 11,083,520         Fairway Finance, 3.26%, due 7/25/2005                      (i)                11,083,520
 10,151,975         Falcon Asset Securitization Corp., 3.17%, due 7/12/2005    (i)                10,151,975
  8,121,580         General Electric Capital Corp., 3.25%, due 7/08/2005       (i)                 8,121,580
  8,607,039         Goldman Sachs Financial Square Prime Obligations Fund      (i)                 8,607,039
 10,452,473         Greyhawk Funding, 3.26%, due 8/01/2005                     (i)                10,452,473
 10,151,975         Jupiter Securitization Corp., 3.21%, due 7/15/2005         (i)                10,151,975
 10,151,975         Lexington Parker Capital Corp., 3.26%, due 7/19/2005       (i)                10,151,975
  1,299,544         Merrimac Cash Fund-Premium Class                           (i)                 1,299,544
 15,594,468         National Australia Bank, 3.26%, due 7/06/2005              (i)                15,594,468
 10,151,975         Park Avenue Receivables Corp., 3.23%, due 7/20/2005        (i)                10,151,975
 10,151,975         Prefco, 3.26%, due 7/26/2005                               (i)                10,151,975
  7,936,471         Rabobank Nederland, 3.35%, due 7/01/2005                   (i)                 7,936,471
  9,990,900         Ranger Funding, 3.19%, due 7/15/2005                       (i)                 9,990,900
 10,151,975         Royal Bank of Canada, 3.25%, due 8/05/2005                 (i)                10,151,975
 20,303,950         Royal Bank of Scotland, 3.29%, due 7/12/2005               (i)                20,303,950
 10,151,975         Sheffield Receivables Corp., 3.34%, due 7/15/2005          (i)                10,151,975
 10,097,323         Yorktown Capital LLC, 3.24%, due 7/20/2005                 (i)                10,097,323
                                                                                                ------------
                    Total Short Term Investments (Identified Cost $323,243,983)                  323,243,983
                                                                                                ------------

                    Total Investments -- 116.6%
                    (Identified Cost $1,704,138,662) (b)                                       1,779,877,825
                    Other assets less liabilities                                               (253,859,745)
                                                                                             ---------------
                    Total Net Assets -- 100%                                                 $ 1,526,018,080
                                                                                             ===============

(a)

         Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking NOCP, at the most recent bid quotations on the NASDAQ National Market. Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and /or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information: (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in REIT's and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):

         At June 30, 2005, the net unrealized appreciation on investments based on cost of $1,707,490,893 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in
         which there is an excess of value over tax cost......................................$   94,230,030
         Aggregate gross unrealized depreciation for all investments in
         which there is an excess of tax cost over value......................................   (21,843,098)
                                                                                              --------------
         Net unrealized appreciation..........................................................$   72,386,932
                                                                                              ==============

         At September 30, 2004, the Fund had a capital loss carryover of approximately $49,383,086 of which $3,167,856 expires on September 30, 2007 and $6,500,127 expires on September 30, 2008, $10,848,517 expires on September 30, 2009, $21,770,312 expires on September 30, 2010 and $7,096,274 expires on September 30, 2011 These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) All or a portion of this security was on loan to brokers at June 30, 2005. The Fund has entered into an agreement with Investors Bank & Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2005 were $267,003,045 and $273,809,676, respectively.

(d)      Non-income producing security.

(e)      Issuer filed petition under Chapter 11 of the Federal Bankruptcy Code.

(f) Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(g)      Security is in default of principal and interest payment.

(h) Illiquid security. At June 30, 2005, the value of these securities amounted to $103,085,195 or 6.8% of net assets.

(i)      Represents investments of securities lending collateral.

(j) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

(k) Step Bond: Coupon rate is zero or below market for an initial period and then increases to a higher coupon rate at a specified rate.

ADR/GDR An American Depositary Receipt (ADR) or Global Depositary Receipt (GDR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

FRN      Floating Rate Note

MTN      Medium Term Note

REIT     Real Estate Investment Trust

Yankee   U.S. dollar denominated security issued by a non - U.S. Company.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $166,294,177 or 10.9% of net assets.

BRL - Brazilian Real
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
ZAR - South African Rand

PORTFOLIO OF INVESTMENTS - as of June 30, 2005 (Unaudited)

Loomis Sayles Tax-Managed Equity Fund

                                                                        Shares           Value (a)
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.6% of total net assets

Aerospace & Defense - 2.0%
United Technologies Corp.                                                  3,400        $   174,590
                                                                                        -----------

Automobiles - 0.8%
Harley-Davidson, Inc.                                                      1,500             74,400
                                                                                        -----------

Beverages - 3.2%
PepsiCo, Inc.                                                              5,250            283,133
                                                                                        -----------

Biotechnology - 2.6%
Amgen, Inc. (c)                                                            3,900            235,794
                                                                                        -----------

Capital Markets - 6.5%
Bear Stearns Cos., Inc.                                                    2,050            213,077
Franklin Resources, Inc.                                                   1,500            115,470
Goldman Sachs Group, Inc.                                                  2,500            255,050
                                                                                        -----------
                                                                                            583,597
                                                                                        -----------

Chemicals - 3.8%
Ecolab, Inc.                                                               4,500            145,620
Praxair, Inc.                                                              4,150            193,390
                                                                                        -----------
                                                                                            339,010
                                                                                        -----------

Commercial Banks - 5.2%
Wells Fargo & Co.                                                          3,925            241,702
Zions Bancorporation                                                       3,000            220,590
                                                                                        -----------
                                                                                            462,292
                                                                                        -----------

Commercial Services & Supplies - 2.0%
ARAMARK Corp., Class B                                                     6,800            179,520
                                                                                        -----------

Communications Equipment - 5.9%
Cisco Systems, Inc. (c)                                                    9,825            187,756
Harris Corp.                                                               7,225            225,492
QUALCOMM, Inc.                                                             3,525            116,360
                                                                                        -----------
                                                                                            529,608
                                                                                        -----------

Computers & Peripherals - 2.2%
Dell, Inc. (c)                                                             5,000            197,550
                                                                                        -----------

Containers & Packaging - 1.8%
Ball Corp.                                                                 4,575            164,517
                                                                                        -----------

Diversified Financial Services - 2.5%
Citigroup, Inc.                                                            4,900            226,527
                                                                                        -----------

Diversified Telecommunication Services - 2.4%
SBC Communications, Inc.                                                   9,000            213,750
                                                                                        -----------

Electronic Equipment & Instruments - 2.0%
Flextronics International Ltd. (c)                                        13,625        $   179,986
                                                                                        -----------

Energy Equipment & Services - 1.7%
GlobalSantaFe Corp.                                                        3,675            149,940
                                                                                        -----------

Food & Staples Retailing - 2.2%
Wal-Mart Stores, Inc.                                                      4,000            192,800
                                                                                        -----------

Healthcare Equipment & Supplies - 7.2%
Guidant Corp.                                                              2,225            149,742
Kinetic Concepts, Inc. (c)                                                 2,550            153,000
Medtronic, Inc.                                                            3,600            186,444
Zimmer Holdings, Inc. (c)                                                  2,100            159,957
                                                                                        -----------
                                                                                            649,143
                                                                                        -----------

Healthcare Providers & Services - 1.5%
Caremark Rx, Inc. (c)                                                      3,100            138,012
                                                                                        -----------

Hotels, Restaurants & Leisure - 2.4%
Carnival Corp.                                                             4,000            218,200
                                                                                        -----------

Household Durables - 1.9%
Leggett & Platt, Inc.                                                      6,400            170,112
                                                                                        -----------

Industrial Conglomerates - 3.2%
General Electric Co.                                                       8,250            285,863
                                                                                        -----------

Insurance - 3.1%
AFLAC, Inc.                                                                6,500            281,320
                                                                                        -----------

IT Services - 3.3%
Accenture Ltd., Class A (c)                                                9,650            218,766
                                                                                        -----------
First Data Corp.                                                           1,950             78,273
                                                                                        -----------
                                                                                            297,039

Machinery - 3.4%
Danaher Corp.                                                              2,775            145,244
Dover Corp.                                                                4,475            162,800
                                                                                        -----------
                                                                                            308,044
                                                                                        -----------

Media - 2.4%
Viacom, Inc., Class B                                                      6,825            218,537
                                                                                        -----------

Multiline Retail - 1.9%
Target Corp.                                                               3,200            174,112
                                                                                        -----------

Oil, Gas & Consumable Fuels - 7.1%
ConocoPhillips                                                             3,100            178,219
Devon Energy Corp.                                                         4,325            219,191
Exxon Mobil Corp.                                                          4,075            234,190
                                                                                        -----------
                                                                                            631,600
                                                                                        -----------

Personal Products - 3.7%
Alberto-Culver Co.                                                         3,500            151,655
Avon Products, Inc.                                                        4,725            178,841
                                                                                        -----------
                                                                                            330,496
                                                                                        -----------

Pharmaceuticals - 4.1%
Abbott Laboratories                                                        4,175        $   204,617
Perrigo Co.                                                               11,625            162,052
                                                                                        -----------
                                                                                            366,669
                                                                                        -----------

Semiconductors & Semiconductor Equipment - 4.6%
DSP Group, Inc. (c)                                                        5,550            132,479
Intel Corp.                                                                5,825            151,799
Maxim Integrated Products, Inc.                                            3,325            127,048
                                                                                        -----------
                                                                                            411,326
                                                                                        -----------

TOTAL COMMON STOCKS
(Identified Cost $7,948,821)                                                              8,667,487
                                                                                        -----------

TOTAL INVESTMENTS - 96.6%
(Identified Cost $7,948,821) (b)                                                          8,667,487
Other assets less liabilities -- 3.4%                                                       302,372
                                                                                        -----------
TOTAL NET ASSETS -- 100%                                                                $ 8,969,859
                                                                                        ===========

(a) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other investment companies are valued at the net asset value each day.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

         At June 30, 2005, the unrealized appreciation on investments based on cost of $7,948,821 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in
         which there is an excess of value over tax cost                                $   945,022
         Aggregate gross unrealized depreciation for all investments in
         which there is an excess tax cost over value                                      (226,356)
                                                                                        -----------
         Net unrealized appreciation                                                    $   718,666
                                                                                        ===========

(c)      Non-income producing security.

PORTFOLIO OF INVESTMENTS - as of June 30, 2005 (Unaudited)

Loomis Sayles Value Fund

                                                                        Shares           Value (a)
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.7% of total net assets

Aerospace & Defense - 5.0%
Honeywell International, Inc.                                             17,050        $   624,541
Northrop Grumman Corp.                                                    12,250            676,812
United Technologies Corp.                                                  9,150            469,853
                                                                                        -----------
                                                                                          1,771,206
                                                                                        -----------

Capital Markets - 4.7%
Lehman Brothers Holdings, Inc.                                             7,600            754,528
Merrill Lynch & Co., Inc.                                                  9,750            536,347
Morgan Stanley                                                             7,100            372,537
                                                                                        -----------
                                                                                          1,663,412
                                                                                        -----------

Chemicals - 2.0%
Praxair, Inc.                                                             15,525            723,465
                                                                                        -----------

Commercial Banks - 7.4%
Bank of America Corp.                                                     10,325            470,923
SunTrust Banks, Inc.                                                       4,625            334,110
U.S. Bancorp                                                              26,050            760,660
Wachovia Corp.                                                            12,504            620,199
Wells Fargo & Co.                                                          7,200            443,376
                                                                                        -----------
                                                                                          2,629,268
                                                                                        -----------

Commercial Services & Supplies - 1.9%
Waste Management, Inc.                                                    24,125            683,703
                                                                                        -----------

Communications Equipment - 3.0%
Avaya, Inc. (e)                                                           42,225            351,312
Motorola, Inc.                                                            39,325            718,074
                                                                                        -----------
                                                                                          1,069,386
                                                                                        -----------

Computers & Peripherals - 1.1%
Hewlett-Packard Co.                                                       16,275            382,625
                                                                                        -----------

Consumer Finance - 1.7%
American Express Co.                                                      11,050            588,192
                                                                                        -----------

Diversified Financial Services - 8.1%
CIT Group, Inc.                                                           16,475            707,931
Citigroup, Inc.                                                           25,800          1,192,734
J.P. Morgan Chase & Co.                                                   26,775            945,693
                                                                                        -----------
                                                                                          2,846,358
                                                                                        -----------

Diversified Telecommunication Services - 4.8%
BellSouth Corp.                                                           26,525            704,769
CenturyTel, Inc.                                                           8,325            288,295
SBC Communications, Inc.                                                  29,175            692,906
                                                                                        -----------
                                                                                          1,685,970
                                                                                        -----------

Electric Utilities - 4.4%
Exelon Corp.                                                              17,200        $   882,876
PG&E Corp.                                                                17,725            665,396
                                                                                        -----------
                                                                                          1,548,272
                                                                                        -----------

Electrical Equipment - 0.9%
ABB Ltd. ADR (c)(e)                                                       51,325            332,073
                                                                                        -----------

Energy Equipment & Services - 4.7%
GlobalSantaFe Corp.                                                       19,800            807,840
Halliburton Co.                                                           18,075            864,346
                                                                                        -----------
                                                                                          1,672,186
                                                                                        -----------

Healthcare Equipment & Supplies - 1.7%
Baxter International, Inc.                                                16,650            617,715
                                                                                        -----------

Healthcare Providers & Services - 3.2%
Quest Diagnostics, Inc.                                                    8,400            447,468
Universal Health Services, Inc., Class B                                  10,825            673,098
                                                                                        -----------
                                                                                          1,120,566
                                                                                        -----------

Hotels, Restaurants & Leisure - 1.8%
McDonald's Corp.                                                          22,450            622,988
                                                                                        -----------

Independent Power Producer & Energy - 1.3%
Constellation Energy Group, Inc.                                           8,100            467,289
                                                                                        -----------

Industrial Conglomerates - 1.9%
Tyco International Ltd.                                                   22,875            667,950
                                                                                        -----------

Insurance - 5.3%
Allstate Corp.                                                            13,700            818,575
American International Group, Inc.                                         9,350            543,235
Prudential Financial, Inc.                                                 7,925            520,355
                                                                                        -----------
                                                                                          1,882,165
                                                                                        -----------

IT Services - 2.3%
Accenture Ltd., Class A (e)                                               19,125            433,564
First Data Corp.                                                           9,100            365,274
                                                                                        -----------
                                                                                            798,838
                                                                                        -----------

Leisure Equipment & Products - 1.2%
Hasbro, Inc.                                                              19,550            406,445
                                                                                        -----------

Media - 6.4%
DIRECTV Group, Inc. (The) (e)                                             35,775            554,512
McGraw-Hill Cos., Inc.                                                    10,875            481,219
News Corp., Class A                                                       37,250            602,705
Time Warner, Inc. (e)                                                     36,225            605,320
                                                                                        -----------
                                                                                          2,243,756
                                                                                        -----------

Multiline Retail - 3.9%
Federated Department Stores, Inc.                                          7,325            536,776
J.C. Penney Co., Inc. (Holding Co.)                                       15,750            828,135
                                                                                        -----------
                                                                                          1,364,911
                                                                                        -----------

Oil, Gas & Consumable Fuels - 9.2%
BP Plc ADR                                                                 7,200        $   449,136
Chevron Corp.                                                              8,550            478,116
ConocoPhillips                                                             8,500            488,665
ExxonMobil Corp.                                                          23,150          1,330,430
Peabody Energy Corp.                                                       9,650            502,186
                                                                                        -----------
                                                                                          3,248,533
                                                                                        -----------

Pharmaceuticals - 3.1%
Abbott Laboratories                                                       11,700            573,417
Pfizer, Inc.                                                              18,800            518,504
                                                                                        -----------
                                                                                          1,091,921
                                                                                        -----------

Property & Casualty Insurance - 0.9%
Berkshire Hathaway, Inc., Class B (e)                                        119            331,237
                                                                                        -----------

Real Estate - 1.2%
Simon Property Group, Inc.                                                 5,650            409,569
                                                                                        -----------

Road & Rail - 1.3%
Burlington Northern Santa Fe Corp.                                        10,000            470,800
                                                                                        -----------

Semiconductors & Semiconductor Equipment - 1.3%
Freescale Semiconductor, Inc., Class B (e)                                22,198            470,154
                                                                                        -----------

Specialty Retail - 0.9%
Office Depot, Inc. (e)                                                    14,175            323,757
                                                                                        -----------

Tobacco - 2.1%
Altria Group, Inc.                                                        11,400            737,124
                                                                                        -----------

TOTAL COMMON STOCKS
(Identified Cost $27,681,030)                                                            34,871,834
                                                                                        -----------

                                                                  Principal Amount
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 2.0%

Commercial Paper - 1.3%
New Center Asset Trust, 2.100%, 7/01/2005 (f)                          $ 472,000            472,000
                                                                                        -----------

                                                                         Shares
----------------------------------------------------------------------------------------------------
State Street Navigator Securities Lending Prime Portfolio (d)            245,747            245,747
                                                                                        -----------

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $717,747)                                                                  717,747
                                                                                        -----------

TOTAL INVESTMENTS - 100.7%
(Identified Cost $28,398,777) (b)                                                        35,589,581
Other assets less liabilities -- (0.7)%                                                    (253,405)
                                                                                     --------------
TOTAL NET ASSETS -- 100%                                                             $   35,336,176
                                                                                     ==============

(a) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other investment companies are valued at the net asset value each day.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Fund's investments in REIT's.):

         At June 30, 2005, the unrealized appreciation on investments based on cost of $28,398,777 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in
         which there is an excess of value over tax cost                                $ 7,554,988
         Aggregate gross unrealized depreciation for all investments in
         which there is an excess tax cost over value                                      (364,184)
                                                                                        -----------
         Net unrealized appreciation                                                    $ 7,190,804
                                                                                        ===========

(c) All or a portion of this security was on loan to brokers at June 30, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company , as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2005 were $235,553 and $245,747, respectively.

(d)      Represents investment of securities lending collateral.

(e)      Non-income producing security.

(f) Interest rate represents annualized yield at the time of purchase; not a coupon rate.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

PORTFOLIO OF INVESTMENTS - as of June 30, 2005 (Unaudited)

Loomis Sayles Worldwide Fund

                                                                 Principal Amount       Value (a)
----------------------------------------------------------------------------------------------------
BONDS AND NOTES - 32.7% of total net assets
NON-CONVERTIBLE BONDS - 32.7%

Australia - 0.2%
South Australia Government Finance Authority,
Zero Coupon Bond, 12/21/2015                             AUD           120,000         $   51,971
                                                                                       ----------

Brazil - 0.4%
Republic of Brazil C Bond,
8.000%, 4/15/2014                                        USD            26,387             26,981
Republic of Brazil,
8.750%, 2/04/2025                                                       50,000             51,500
                                                                                       ----------
                                                                                           78,481
                                                                                       ----------

Canada - 1.2%
Avenor, Inc.,
10.850%, 11/30/2014                                      CAD            20,000             19,116
Canadian Government,
0.700%, 3/20/2006                                        JPY        10,000,000             90,563
Canadian Pacific Railway Ltd.,
4.900%, 6/15/2010, 144A                                  CAD            25,000             21,378
Province of British Columbia,
6.000%, 6/09/2008                                                       35,000             30,871
Province of Ontario,
5.900%, 3/08/2006                                                       15,000             12,485
Rogers Wireless, Inc.,
7.625%, 12/15/2011                                                      25,000             21,898
Shaw Communications, Inc.,
7.500%, 11/20/2013                                                      70,000             62,454
                                                                                       ----------
                                                                                          258,765
                                                                                       ----------

Cayman Island - 0.5%
Arcel Finance Ltd.,
7.048%, 9/01/2011, 144A                                  USD            15,000             15,504
Vale Overseas Ltd.,
8.250%, 1/17/2034                                                       75,000             82,500
                                                                                       ----------
                                                                                           98,004
                                                                                       ----------

Chile - 0.3%
Empresa Nacional de Electricidad SA, Series B,
8.500%, 4/01/2009 (c)                                                   50,000             55,581
                                                                                       ----------

Colombia - 0.4%
Republic of Colombia,
8.125%, 5/21/2024 (c)                                                   40,000             39,900
Republic of Columbia,
11.750%, 3/01/2010                                       COP       100,000,000             45,667
                                                                                       ----------
                                                                                           85,567
                                                                                       ----------

Denmark - 0.2%
Kingdom of Denmark,
5.000%, 8/15/2005                                        DKK           225,000             36,605
                                                                                       ----------

France - 0.2%
Dexia Municipal Agency,
5.500%, 4/25/2006                                        EUR            25,000             31,054
                                                                                       ----------

Germany - 2.1%
Eurohypo AG - Europaeische Hypothekenbank der Deutschen
Bank, 4.000%, 2/01/2007                                                150,000         $  186,744
Hypothekenbank in Essen AG,
5.250%, 1/22/2008                                                      115,000            149,370
KFW,
2.500%, 10/11/2010                                                      80,000             96,257
Republic of Germany,
3.250%, 4/17/2009                                                       10,000             12,502
                                                                                       ----------
                                                                                          444,873
                                                                                       ----------

Ireland - 0.2%
Republic of Ireland,
4.600%, 4/18/2016                                                       30,000             40,964
                                                                                       ----------

Italy - 2.2%
Republic of Italy,
0.375%, 10/10/2006                                       JPY        33,000,000            298,907
Republic of Italy,
4.500%, 3/01/2007                                        EUR           135,000            169,699
                                                                                       ----------
                                                                                          468,606
                                                                                       ----------

Korea - 0.2%
Hanarotelecom, Inc.,
7.000%, 2/01/2012, 144A                                  USD            50,000             49,624
                                                                                       ----------

Mexico - 1.5%
Government of Mexico,
6.750%, 6/06/2006                                        JPY         7,000,000             66,818
Innova S de RL,
9.375%, 9/19/2013 (c)                                    USD            25,000             28,188
Mexican Fixed Rate Bonds,
9.000%, 12/20/2012                                       MXN         1,000,000             91,275
United Mexican States,
4.250%, 6/16/2015                                        EUR           100,000            120,020
                                                                                       ----------
                                                                                          306,301
                                                                                       ----------

Netherlands - 0.8%
E. On International Finance, Series EMTN,
5.750%, 5/29/2009                                                       10,000             13,504
GMAC International Finance BV,
8.000%, 3/14/2007                                        NZD            55,000             36,922
Kingdom of Netherlands,
5.000%, 7/15/2011                                        EUR            50,000             68,169
Olivetti Finance NV,
6.875%, 1/24/2013                                                       10,000             14,553
RWE Finance B.V.,
6.125%, 10/26/2012                                                      25,000             36,074
                                                                                       ----------
                                                                                          169,222
                                                                                       ----------

Singapore - 0.5%
Government of Singapore,
4.625%, 7/01/2010                                        SGD           125,000             82,323
Singapore Telecommunications Ltd.,
6.000%, 11/21/2011                                       EUR            10,000             14,045
                                                                                       ----------
                                                                                           96,368
                                                                                       ----------

South Africa - 0.3%
Republic of South Africa,
5.250%, 5/16/2013                                                       50,000             66,350
                                                                                       ----------

Supranational - 1.0%
Inter-American Development Bank,
Zero Coupon Bond, 5/11/2009                              BRL           700,000        $   169,259
International Bank for Reconstruction & Development,
2.000%, 2/18/2008                                        JPY         4,000,000             37,719
                                                                                       ----------
                                                                                          206,978
                                                                                       ----------

Sweden - 0.8%
Government of Sweden, Series 1040,
6.500%, 5/05/2008                                        SEK           540,000             77,671
Government of Sweden, Series 1045,
5.250%, 3/15/2011                                                      495,000             72,504
Stena AB,
7.500%, 11/01/2013                                       USD            25,000             24,625
                                                                                       ----------
                                                                                          174,800
                                                                                       ----------

United Kingdom - 1.4%
Barclays Financial LLC,
4.100%, 3/22/2010, 144A                                  THB         4,000,000             96,468
Barclays Financial LLC,
4.160%, 2/22/2010, 144A                                              4,000,000             96,769
NGG Finance Plc,
6.125%, 8/23/2011                                        EUR            10,000             14,060
United Kingdom Treasury,
5.000%, 3/07/2025                                        GBP            10,000             19,797
United Kingdom Treasury,
6.250%, 11/25/2010                                                      25,000             49,530
WPP Group Plc,
6.000%, 6/18/2008                                        EUR            10,000             13,236
                                                                                       ----------
                                                                                          289,860
                                                                                       ----------

United States - 18.2%
AES Corp.,
7.750%, 3/01/2014 (c)                                    USD           100,000            108,500
Agco Corp.,
6.875%, 4/15/2014                                        EUR            20,000             25,447
AK Steel Corp.,
7.750%, 6/15/2012 (c)                                    USD           100,000             84,500
American Standard, Inc.,
8.250%, 6/01/2009                                        GBP            10,000             19,617
Amkor Technology, Inc.,
10.500%, 5/01/2009 (c)                                   USD            50,000             43,125
Arrow Electronics, Inc.,
6.875%, 7/01/2013                                                       75,000             82,456
ASIF Global Financing XXVII,
2.380%, 2/26/2009, 144A                                  SGD           100,000             59,421
Atlas Air Worldwide Holdings, Inc.,
7.200%, 1/02/2019                                        USD            80,854             80,986
Atlas Air, Inc., Series B,
7.680%, 1/02/2014                                                       42,865             35,842
Bausch & Lomb, Inc.,
7.125%, 8/01/2028,                                                      95,000            106,711
Borden, Inc.,
7.875%, 2/15/2023                                                      150,000            120,000
Charter Communications Holdings LLC,
10.000%, 5/15/2011                                                     200,000            146,000
Chesapeake Energy Corp.,
6.875%, 1/15/2016                                                      110,000            114,675
Columbia/HCA Healthcare Corp.,
7.050%, 12/01/2027                                                      50,000             50,169
Columbia/HCA Healthcare Corp.,
7.190%, 11/15/2015                                                      50,000             53,959
Continental Airlines, Inc., Series 1998-1A,
6.648%, 9/15/2017                                                       41,441             40,893
Continental Airlines, Inc., Series 2000-2,
7.487%, 10/02/2010                                                      75,000             75,804

Corning Glass,
8.875%, 3/15/2016                                                       25,000        $    29,855
Cummins Engine Co., Inc.,
7.125%, 3/01/2028                                                      160,000            161,200
Delphi Automotive Systems Corp.,
7.125%, 5/01/2029 (c)                                                   35,000             24,150
Dillard's, Inc.,
6.625%, 1/15/2018 (c)                                                   50,000             47,500
Dillard's, Inc.,
7.000%, 12/01/2028                                                      50,000             46,250
ESI Tractebel Acquisition Corp., Series B,
7.990%, 12/30/2011                                                      21,000             22,325
Federal Home Loan Mortgage Corp.,
5.125%, 1/15/2012                                        EUR           200,000            273,238
Federal National Mortgage Association,
2.290%, 2/19/2009                                        SGD           100,000             59,486
Federal National Mortgage Association,
2.375%, 2/15/2007                                        USD            50,000             48,902
General Motors Acceptance Corp.,
4.100%, 7/16/2007 (h)                                                   75,000             72,373
Georgia-Pacific Group,
7.375%, 12/01/2025                                                      50,000             54,063
Georgia-Pacific Group,
7.750%, 11/15/2029                                                      35,000             39,331
HSBC Bank USA,
3.310%, 8/25/2010, 144A                                                100,000            100,560
IMC Global, Inc.,
7.375%, 8/01/2018                                                      100,000            100,000
J.C. Penney Co., Inc.,
7.125%, 11/15/2023                                                      25,000             27,125
KfW International Finance, Inc.,
1.750%, 3/23/2010                                        JPY         2,000,000             19,240
KfW International Finance, Inc.,
2.050%, 9/21/2009                                                    7,000,000             67,817
Lear Corp.,
8.125%, 4/01/2008                                        EUR            50,000             63,467
Lucent Technologies, Inc.,
6.450%, 3/15/2029                                        USD           155,000            138,725
Morgan Stanley,
5.375%, 11/14/2013                                       GBP            20,000             36,730
Motorola, Inc.,
8.000%, 11/01/2011 (c)                                   USD            75,000             88,416
News America Holdings, Inc.,
8.625%, 2/07/2014                                        AUD            50,000             40,838
Pemex Project Funding Master Trust,
7.875%, 2/01/2009 (c)                                    USD           115,000            125,638
Qwest Corp.,
6.875%, 9/15/2033                                                       30,000             25,988
U.S. Treasury Notes,
2.500%, 5/31/2006                                                       35,000             34,676
U.S. Treasury Notes,
2.625%, 5/15/2008                                                       50,000             48,588
U.S. Treasury Notes,
2.750%, 6/30/2006                                                       40,000             39,692
U.S. Treasury Notes,
3.000%, 2/15/2008                                                       50,000             49,189
U.S. Treasury Notes,
3.250%, 8/15/2008                                                      200,000            197,508
US West Capital Funding, Inc.,
6.875%, 7/15/2028                                                      200,000            158,500
Williams Cos., Inc.,
7.500%, 1/15/2031                                                      100,000            108,250
Woolworth Corp.,
8.500%, 1/15/2022                                                      150,000            164,625
Xerox Capital Trust I,
8.000%, 2/01/2027                                                       50,000             51,750

Xerox Corp.,
7.200%, 4/01/2016                                                       20,000        $    21,600
                                                                                      -----------
                                                                                        3,835,700
                                                                                      -----------

Venezuela - 0.1%
Cerro Negro Finance Ltd.,
7.900%, 12/01/2020, 144A                                 USD            30,000             27,450
                                                                                      -----------

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $6,366,093)                                                            6,873,124
                                                                                      -----------

CONVERTIBLE BONDS - 0.0%

United States - 0.0%
Builders Transportation, Inc.,
8.000%, 8/15/2005 (g)                                                   95,000                  9
                                                                                      -----------

TOTAL CONVERTIBLE BONDS
(Identified Cost $94,108)                                                                       9
                                                                                      -----------

TOTAL BONDS AND NOTES
(Identified Cost $6,460,201)                                                            6,873,133
                                                                                      -----------

                                                                    Shares
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 63.5% of total net assets

Australia - 1.1%
Aristocrat Leisure Ltd. (c)                                             27,050            237,654
                                                                                      -----------

Austria - 1.2%
Erste Bank der oesterreichischen Sparkassen AG                           2,225            111,072
Wienerberger AG                                                          3,125            144,847
                                                                                      -----------
                                                                                          255,919
                                                                                      -----------

Belgium - 0.6%
Umicore (c)                                                              1,675            133,896
                                                                                      -----------

Bermuda - 1.0%
Marvell Technology Group Ltd. (f)                                        5,313            202,107
                                                                                      -----------

Finland - 1.1%
Nokia Oyj, ADR                                                          14,275            237,536
                                                                                      -----------

France - 2.0%
Sanofi-Aventis, ADR                                                      7,025            287,955
Total Fina SA, Class B                                                     575            134,408
                                                                                      -----------
                                                                                          422,363
                                                                                      -----------

Germany - 0.5%
Siemens AG                                                               1,525            110,690
                                                                                      -----------

Greece - 0.7%
Piraeus Bank S.A.                                                        8,050            149,889
                                                                                      -----------

Hong Kong - 0.4%
Esprit Holdings Ltd.                                                    10,775        $    77,695
                                                                                      -----------

Ireland - 0.5%
Anglo Irish Bank Corp. Plc                                               9,292            114,916
                                                                                      -----------

Italy - 0.6%
Eni Spa (c)                                                              4,925            126,415
                                                                                      -----------

Japan - 2.6%
Honda Motor Co. Ltd.                                                     5,075            249,302
SFCG Co. Ltd. (c)                                                          495            115,547
Sumitomo Realty & Development Co. Ltd.                                   7,550             84,080
UFJ Holdings, Inc. (f)                                                      18             93,139
                                                                                      -----------
                                                                                          542,068
                                                                                      -----------

Mexico - 0.9%
America Movil S.A. de C.V., Series L                                    63,875            189,835
                                                                                      -----------

Netherlands - 0.7%
Randstad Holding N.V.                                                    4,450            153,268
                                                                                      -----------

Scotland - 0.7%
Royal Bank of Scotland Group Plc                                         4,650            139,991
                                                                                      -----------

Switzerland - 4.2%
ABB Ltd. (f)                                                            19,000            122,763
Alcon, Inc.                                                              1,750            191,362
Roche Holding AG                                                         3,325            418,967
Synthes, Inc.                                                            1,275            139,537
                                                                                      -----------
                                                                                          872,629
                                                                                      -----------

Thailand - 0.7%
PTT Public Company Ltd.                                                 29,000            152,405
                                                                                      -----------

United Kingdom - 3.0%
Standard Chartered Plc                                                  15,775            287,367
Vodafone Group Plc                                                      54,250            131,881
Wolseley Plc                                                             9,700            203,315
                                                                                      -----------
                                                                                          622,563
                                                                                      -----------

United States - 41.0%
Aetna, Inc.                                                              2,500            207,050
American Eagle Outfitters, Inc.                                          6,450            197,692
Apple Computer, Inc. (f)                                                 3,825            140,798
Best Buy Co., Inc.                                                       3,950            270,772
Burlington Northern Santa Fe Corp.                                       5,150            242,462
Caremark Rx, Inc. (f)                                                    5,725            254,877
CenturyTel, Inc. (c)                                                     4,250            147,178
Chicago Mercantile Exchange                                                350            103,425
Chico's FAS, Inc. (f)                                                    5,750            197,110
Citigroup, Inc.                                                          2,000             92,460
Coach, Inc. (f)                                                          9,650            323,950
ConocoPhillips                                                           2,850            163,847
Corning, Inc. (f)                                                        5,167             85,876
Dell, Inc. (f)                                                           9,425            372,382
DIRECTV Group, Inc. (The) (f)                                           10,000            155,000
ExxonMobil Corp.                                                         2,850            163,790

General Electric Co.                                                     6,850        $   237,352
GlobalSantaFe Corp.                                                      4,800            195,840
Google, Inc., Class A (f)                                                1,525            448,579
Intel Corp.                                                              8,025            209,131
Johnson & Johnson                                                        5,150            334,750
Legg Mason, Inc.                                                         3,525            366,988
Lehman Brothers Holdings, Inc.                                           1,700            168,776
McDonald's Corp.                                                         4,000            111,000
Medco Health Solutions, Inc. (f)                                         5,000            266,800
Motorola, Inc.                                                          15,000            273,900
Peabody Energy Corp.                                                     4,000            208,160
Praxair, Inc.                                                            1,900             88,540
Prudential Financial, Inc.                                               4,650            305,319
QUALCOMM, Inc.                                                           7,250            239,322
Sears Holdings Corp. (f)                                                 1,450            217,311
St. Jude Medical, Inc. (f)                                               6,425            280,194
Stryker Corp.                                                            3,475            165,271
Texas Instruments, Inc.                                                 10,075            282,805
Toll Brothers, Inc. (c)(f)                                               2,875            291,956
UnitedHealth Group, Inc.                                                 3,250            169,455
WellPoint, Inc. (f)                                                      2,950            205,438
Wells Fargo & Co.                                                        2,125            130,858
Whole Foods Market, Inc.                                                 1,575            186,323
XTO Energy, Inc.                                                         3,233            109,890
                                                                                      -----------
                                                                                        8,612,627
                                                                                      -----------

TOTAL COMMON STOCKS
(Identified Cost $11,140,258)                                                          13,354,466
                                                                                      -----------

                                                                Principal Amount
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 12.1%
Repurchase Agreement with State Street Corp., dated 6/30/2005      $   815,000            815,000
at 1.40% to be repurchased at $815,032 on 7/01/2005
collateralized by $830,000 U.S. Treasury Note,3.625% due
4/30/2007 with a value of $834,728 (e)

                                                                    Shares
----------------------------------------------------------------------------------------------------
State Street Navigator Securities Lending Prime Portfolio (d)        1,720,134          1,720,134
                                                                                        ---------
TOTAL SHORT TERM INVESTMENTS
(Identified Cost $2,535,134)                                                            2,535,134
                                                                                        ---------
TOTAL INVESTMENTS - 108.3%
(Identified Cost $20,135,593) (b)                                                      22,762,733
Other assets less liabilities -- (8.3)%                                                (1,736,693)
                                                                                      -----------
TOTAL NET ASSETS -- 100%                                                              $21,026,040
                                                                                      ===========

(a) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other investment companies are valued at the net asset value each day.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Adjustments for amortization of premium on debt securities are not included for tax purposes.):

         At June 30, 2005, the unrealized appreciation on investments based on cost of $20,156,153 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in
         which there is an excess of value over tax cost                              $ 2,949,213
         Aggregate gross unrealized depreciation for all investments in
         which there is an excess tax cost over value                                    (342,633)
                                                                                      -----------
         Net unrealized appreciation                                                  $ 2,606,580
                                                                                      ===========

(c) All or a portion of this security was on loan to brokers at June 30, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company , as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2005 were $1,666,409 and $1,720,134, respectively.

(d)      Represents investment of securities lending collateral.

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(f)      Non-income producing security.

(g)      Non-income producing security due to default or bankruptcy filing.

(h)      Variable rate security. Rate as of June 30, 2005 is disclosed.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $467,174 or 2.22% of total net assets

         Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD:
         Canadian Dollar; COP: Colombian Peso; DKK: Danish Krone; EUR: Euro;
         GBP: Great British Pound; JPY: Japanese Yen; MXN: Mexican Peso; NZD:
         New Zealand Dollar; SGD: Singapore Dollar; SEK: Swedish Krona; THB:
         Thai Baht; USD: United States Dollar.

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                          Loomis Sayles Funds II

                                          By: /s/ Robert J. Blanding
                                              -----------------------------

                                          Name:  Robert J. Blanding
                                          Title: President and Chief Executive
                                                 Officer
                                          Date:  August 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                          By: /s/ Robert J. Blanding
                                              -----------------------------

                                          Name:  Robert J. Blanding
                                          Title: President and Chief Executive
                                                 Officer
                                          Date:  August 26, 2005


                                          By:/s/ Michael C. Kardok
                                              -----------------------------

                                          Name:  Michael C. Kardok
                                          Title: Treasurer
                                          Date:  August 26, 2005